UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08922

Mutual of America Institutional Funds, Inc.

(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y. 10022

(Address of principal executive offices) (Zip code)

James J. Roth

Chairman of the Board, President and Chief Executive Officer

Mutual of America Institutional Funds, Inc.

320 Park Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code:

(212) 224-1600

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

The Quarterly Schedules of Investments follow:

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (7.4%)
Advance Auto Parts, Inc.	24	3,848
Amazon.com, Inc.*	127	75,388
AutoNation, Inc.*	25	1,167
AutoZone, Inc.*	10	7,967
Bed Bath & Beyond, Inc.*	54	2,681
Best Buy Co., Inc.	94	3,049
BorgWarner, Inc.	72	2,765
Cablevision Systems Corp. Cl A	74	2,442
CarMax, Inc.*	64	3,270
Carnival Corp.	148	7,810
CBS Corp. Cl B	139	7,658
Chipotle Mexican Grill, Inc.*	10	4,710
Coach, Inc.	92	3,688
Comcast Corp. Cl A	799	48,803
D.R. Horton, Inc.	108	3,265
Darden Restaurants, Inc.	38	2,519
Delphi Automotive PLC	92	6,902
Discovery Communications, Inc. Cl A*	49	1,403
Discovery Communications, Inc. Cl C*	78	2,106
Disney (Walt) Co.	495	49,158
Dollar General Corp.	96	8,218
Dollar Tree, Inc.*	78	6,432
Expedia, Inc.	39	4,205
Ford Motor Co.	1,286	17,361
GameStop Corp. Cl A	34	1,079
Gap, Inc.	75	2,205
Garmin Ltd.	39	1,558
General Motors Co.	464	14,584
Genuine Parts Co.	50	4,968
Goodyear Tire & Rubber Co.	88	2,902
H&R Block, Inc.	78	2,061
Hanesbrands, Inc.	129	3,656
Harley-Davidson, Inc.	61	3,131
Harman Int’l. Industries, Inc.	23	2,048
Hasbro, Inc.	37	2,964
Home Depot, Inc.	418	55,774
Interpublic Group of Cos., Inc.	132	3,029
Johnson Controls, Inc.	213	8,301
Kohl’s Corp.	63	2,936
L Brands, Inc.	84	7,376
Leggett & Platt, Inc.	45	2,178
Lennar Corp. Cl A	59	2,853
Lowe’s Cos., Inc.	302	22,877
Macy’s, Inc.	103	4,541
Marriott International, Inc. Cl A	63	4,484
Mattel, Inc.	112	3,765
McDonald’s Corp.	297	37,327
Michael Kors Hldgs. Ltd.*	59	3,361
Mohawk Industries, Inc.*	21	4,009
Netflix, Inc.*	141	14,414
Newell Rubbermaid, Inc.	88	3,898
News Corp. Cl A	125	1,596
News Corp. Cl B	35	464
NIKE, Inc. Cl B	446	27,416
Nordstrom, Inc.	42	2,403
O’Reilly Automotive, Inc.*	33	9,031

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

Omnicom Group, Inc.	79	6,575
Priceline Group Inc.*	16	20,623
PulteGroup, Inc.	105	1,965
PVH Corp.	27	2,675
Ralph Lauren Corp.	19	1,829
Ross Stores, Inc.	133	7,701
Royal Caribbean Cruises Ltd.	55	4,518
Scripps Networks Interactive, Inc. Cl A	31	2,031
Signet Jewelers Ltd.	26	3,225
Staples, Inc.	213	2,349
Starbucks Corp.	488	29,134
Starwood Hotels & Resorts	56	4,672
Target Corp.	199	16,374
TEGNA, Inc.	72	1,689
Tiffany & Co.	37	2,715
Time Warner Cable, Inc.	93	19,030
Time Warner, Inc.	261	18,936
TJX Cos., Inc.	221	17,315
Tractor Supply Co.	44	3,980
TripAdvisor, Inc.*	38	2,527
Twenty-First Century Fox, Inc. Cl A	369	10,288
Twenty-First Century Fox, Inc. Cl B	142	4,004
Under Armour, Inc. Cl A*	60	5,090
Urban Outfitters, Inc.*	29	960
V.F. Corp.	112	7,253
Viacom, Inc. Cl B	114	4,706
Whirlpool Corp.	26	4,689
Wyndham Worldwide Corp.	37	2,828
Wynn Resorts Ltd.	26	2,429
Yum! Brands, Inc.	135	11,050

		763,164

CONSUMER STAPLES (6.0%)
Altria Group, Inc.	646	40,478
Archer-Daniels-Midland Co.	196	7,117
Brown-Forman Corp. Cl B	33	3,250
Campbell Soup Co.	59	3,764
Church & Dwight Co., Inc.	43	3,964
Clorox Co.	43	5,421
Coca-Cola Co.	1,285	59,611
Coca-Cola Enterprises, Inc.	69	3,501
Colgate-Palmolive Co.	294	20,771
ConAgra Foods, Inc.	143	6,381
Constellation Brands, Inc. Cl A	58	8,763
Costco Wholesale Corp.	145	22,849
CVS Health Corp.	362	37,550
Dr. Pepper Snapple Group, Inc.	62	5,544
Estee Lauder Cos., Inc. Cl A	73	6,885
General Mills, Inc.	196	12,417
Hershey Co.	47	4,328
Hormel Foods Corp.	89	3,848
J.M. Smucker Co.	39	5,064
Kellogg Co.	83	6,354
Kimberly-Clark Corp.	119	16,007
Kraft Heinz Co.	196	15,398
Kroger Co.	322	12,317
McCormick & Co., Inc.	38	3,780
Mead Johnson Nutrition Co.	61	5,183
Molson Coors Brewing Co. Cl B	61	5,867
Mondelez International, Inc. Cl A	518	20,782
Monster Beverage Corp.*	49	6,536
PepsiCo, Inc.	477	48,883

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

Philip Morris Int’l., Inc.	511	50,134
Proctor & Gamble Co.	875	72,021
Reynolds American, Inc.	273	13,735
Sysco Corp.	173	8,084
Tyson Foods, Inc. Cl A	97	6,466
Wal-Mart Stores, Inc.	517	35,409
Walgreens Boots Alliance, Inc.	285	24,008
Whole Foods Market, Inc.	107	3,329

		615,799

ENERGY (3.9%)
Anadarko Petroleum Corp.	166	7,731
Apache Corp.	123	6,004
Baker Hughes, Inc.	144	6,312
Cabot Oil & Gas Corp.	149	3,384
Cameron International Corp.*	64	4,291
Chesapeake Energy Corp.	168	692
Chevron Corp.	620	59,148
Cimarex Energy Co.	31	3,015
Columbia Pipeline Group, Inc.	132	3,313
Concho Resources, Inc.*	42	4,244
ConocoPhillips	405	16,309
Devon Energy Corp.	167	4,582
Diamond Offshore Drilling, Inc.	21	456
EOG Resources, Inc.	180	13,064
EQT Corp.	52	3,498
Exxon Mobil Corp.	1,367	114,263
FMC Technologies, Inc.*	75	2,052
Halliburton Co.	282	10,073
Helmerich & Payne, Inc.	35	2,055
Hess Corp.	87	4,581
Kinder Morgan, Inc.	599	10,698
Marathon Oil Corp.	276	3,075
Marathon Petroleum Corp.	175	6,507
Murphy Oil Corp.	53	1,335
National Oilwell Varco, Inc.	123	3,825
Newfield Exploration Co.*	65	2,161
Noble Energy, Inc.	141	4,429
Occidental Petroleum Corp.	250	17,108
ONEOK, Inc.	69	2,060
Phillips 66	155	13,421
Pioneer Natural Resources Co.	53	7,459
Range Resources Corp.	55	1,781
Schlumberger Ltd.	412	30,385
Southwestern Energy Co.*	128	1,033
Spectra Energy Corp.	221	6,763
Tesoro Corp.	40	3,440
Transocean Ltd.	112	1,024
Valero Energy Corp.	155	9,942
Williams Cos., Inc.	222	3,568

		399,081

FINANCIALS (10.7%)
Affiliated Managers Group, Inc.*	18	2,923
Aflac, Inc.	139	8,776
Allstate Corp.	125	8,421
American Express Co.	270	16,578
American Int’l. Group, Inc.	379	20,485
American Tower Corp.	140	14,332
Ameriprise Financial, Inc.	56	5,265
Aon PLC	89	9,296
Apartment Investment & Management Co. Cl A	52	2,175
Assurant, Inc.	21	1,620

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

AvalonBay Communities, Inc.	45	8,559
Bank of America Corp.	3,406	46,049
Bank of New York Mellon Corp.	354	13,038
BB&T Corp.	257	8,550
Berkshire Hathaway, Inc. Cl B*	618	87,681
BlackRock, Inc.	42	14,304
Boston Properties, Inc.	51	6,481
Capital One Financial Corp.	174	12,060
CBRE Group, Inc.*	96	2,767
Charles Schwab Corp.	396	11,096
Chubb Ltd.	153	18,175
Cincinnati Financial Corp.	49	3,203
Citigroup, Inc.	972	40,581
Citizens Financial Group, Inc.	175	3,666
CME Group, Inc.	112	10,758
Comerica, Inc.	58	2,196
Crown Castle Int’l. Corp.	110	9,515
Discover Financial Svcs.	137	6,976
E*Trade Financial Corp.*	93	2,278
Equinix, Inc.	22	7,276
Equity Residential	120	9,004
Essex Property Trust, Inc.	22	5,145
Extra Space Storage, Inc.	41	3,832
Federal Realty Investment Trust	23	3,589
Fifth Third Bancorp	259	4,323
Franklin Resources, Inc.	123	4,803
General Growth Pptys., Inc.	192	5,708
Goldman Sachs Group, Inc.	130	20,407
Hartford Financial Svcs. Group, Inc.	131	6,036
HCP, Inc.	153	4,985
Host Hotels & Resorts, Inc.	247	4,125
Huntington Bancshares, Inc.	263	2,509
Intercontinental Exchange, Inc.	40	9,406
Invesco Ltd.	138	4,246
Iron Mountain, Inc.	63	2,136
iShares Core S&P 500 ETF	796	164,488
JPMorgan Chase & Co.	1,210	71,656
KeyCorp	275	3,036
Kimco Realty Corp.	136	3,914
Legg Mason, Inc.	35	1,214
Leucadia National Corp.	110	1,779
Lincoln National Corp.	80	3,136
Loews Corp.	88	3,367
M&T Bank Corp.	53	5,883
Marsh & McLennan Cos., Inc.	172	10,456
McGraw-Hill Financial, Inc.	87	8,611
MetLife, Inc.	362	15,906
Moody’s Corp.	56	5,407
Morgan Stanley	505	12,630
Nasdaq, Inc.	38	2,522
Navient Corp.	114	1,365
Northern Trust Corp.	71	4,627
People’s United Financial, Inc.	102	1,625
PNC Financial Svcs. Grp., Inc.	165	13,954
Principal Financial Grp., Inc.	89	3,511
Progressive Corp.	192	6,747
ProLogis, Inc.	172	7,599
Prudential Financial, Inc.	147	10,616
Public Storage	49	13,516
Realty Income Corp.	83	5,188
Regions Financial Corp.	425	3,336

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

Simon Property Group, Inc.	102	21,184
SL Green Realty Corp	32	3,100
State Street Corp.	132	7,725
SunTrust Banks, Inc.	167	6,025
Synchrony Financial*	275	7,882
T. Rowe Price Group, Inc.	82	6,024
The Macerich Co.	42	3,328
Torchmark Corp.	37	2,004
Travelers Cos., Inc.	97	11,321
U.S. Bancorp	538	21,837
UDR, Inc.	88	3,391
Unum Group	79	2,443
Ventas, Inc.	111	6,989
Vornado Realty Trust	58	5,477
Wells Fargo & Co.	1,521	73,556
Welltower, Inc.	117	8,113
Weyerhaeuser Co.	260	8,061
Willis Towers Watson PLC	46	5,431
XL Group PLC	96	3,533
Zions Bancorporation	67	1,622

		1,090,469

HEALTH CARE (8.2%)
Abbott Laboratories	485	20,288
AbbVie, Inc.	531	30,331
Aetna, Inc.	115	12,920
Agilent Technologies, Inc.	108	4,304
Alexion Pharmaceuticals, Inc.*	75	10,442
Allergan PLC*	130	34,755
AmerisourceBergen Corp.	64	5,539
Amgen, Inc.	248	37,183
Anthem, Inc.	86	11,953
Bard (C.R.), Inc.	24	4,864
Baxalta, Inc.	224	9,050
Baxter International, Inc.	180	7,394
Becton, Dickinson & Co.	70	10,627
BIOGEN, Inc.*	72	18,743
Boston Scientific Corp.*	444	8,352
Bristol-Myers Squibb Co.	551	35,198
Cardinal Health, Inc.	109	8,933
Celgene Corp.*	257	25,723
Centene Corp.*	55	3,386
Cerner Corp.*	100	5,296
CIGNA Corp.	84	11,528
DaVita HealthCare Partners, Inc.*	55	4,036
DENTSPLY SIRONA, Inc.	79	4,869
Edwards Lifesciences Corp.*	71	6,263
Endo International PLC*	67	1,886
Express Scripts Hldg. Co.*	221	15,180
Gilead Sciences, Inc.	451	41,429
HCA Hldgs., Inc.*	100	7,805
Hologic, Inc.*	80	2,760
Humana, Inc.	49	8,965
Illumina, Inc.*	48	7,781
Intuitive Surgical, Inc.*	12	7,213
Johnson & Johnson	908	98,241
Laboratory Corp. of America Hldgs.*	33	3,865
Lilly (Eli) & Co.	320	23,043
Mallinckrodt PLC*	37	2,267
McKesson Corp.	75	11,794
Medtronic PLC	461	34,575
Merck & Co., Inc.	914	48,360

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

Mylan NV*	136	6,304
Patterson Cos., Inc.	27	1,256
PerkinElmer, Inc.	37	1,830
Perrigo Co. PLC	48	6,141
Pfizer, Inc.	1,996	59,161
Quest Diagnostics, Inc.	47	3,358
Regeneron Pharmaceuticals, Inc.*	26	9,371
Schein (Henry), Inc.*	28	4,834
St. Jude Medical, Inc.	93	5,115
Stryker Corp.	104	11,158
Tenet Healthcare Corp.*	32	926
Thermo Fisher Scientific, Inc.	130	18,407
UnitedHealth Group, Inc.	313	40,346
Universal Health Svcs., Inc. Cl B	30	3,742
Varian Medical Systems, Inc.*	31	2,481
Vertex Pharmaceuticals, Inc.*	81	6,439
Waters Corp.*	27	3,562
Zimmer Biomet Hldgs., Inc.	58	6,185
Zoetis, Inc.	151	6,694

		844,451

INDUSTRIALS (5.8%)
3M Co.	199	33,159
Allegion PLC	32	2,039
American Airlines Group, Inc.	199	8,161
AMETEK, Inc.	78	3,898
Boeing Co.	205	26,023
Caterpillar, Inc.	192	14,696
Cintas Corp.	29	2,604
CSX Corp.	317	8,163
Cummins, Inc.	53	5,827
Danaher Corp.	197	18,687
Deere & Co.	99	7,622
Delta Air Lines, Inc.	256	12,462
Dover Corp.	51	3,281
Dun & Bradstreet Corp.	12	1,237
Eaton Corp. PLC	151	9,447
Emerson Electric Co.	212	11,529
Equifax, Inc.	39	4,457
Expeditors Int’l. of Wash.	60	2,929
Fastenal Co.	95	4,655
FedEx Corp.	84	13,668
Flowserve Corp.	43	1,910
Fluor Corp.	46	2,470
General Dynamics Corp.	96	12,612
General Electric Co.	3,071	97,622
Grainger (W.W.), Inc.	19	4,435
Honeywell International, Inc.	253	28,349
Hunt (J.B.) Transport Svcs., Inc.	29	2,443
Illinois Tool Works, Inc.	108	11,064
Ingersoll-Rand PLC	85	5,271
Jacobs Engineering Group, Inc.*	41	1,786
Kansas City Southern	35	2,991
L-3 Communications Hldgs., Inc.	26	3,081
Lockheed Martin Corp.	87	19,271
Masco Corp.	110	3,460
Nielsen Hldgs. PLC	119	6,267
Norfolk Southern Corp.	99	8,242
Northrop Grumman Corp.	60	11,874
PACCAR, Inc.	116	6,344
Parker Hannifin Corp.	44	4,888
Pentair PLC	60	3,256

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

Pitney Bowes, Inc.	63	1,357
Quanta Services, Inc.*	53	1,196
Raytheon Co.	99	12,140
Republic Services, Inc.	78	3,717
Robert Half Int’l., Inc.	43	2,003
Robinson (C.H.) Worldwide, Inc.	48	3,563
Rockwell Automation, Inc.	43	4,891
Rockwell Collins, Inc.	43	3,965
Roper Technologies, Inc.	33	6,031
Ryder System, Inc.	18	1,166
Snap-on, Inc.	19	2,983
Southwest Airlines Co.	210	9,408
Stanley Black & Decker, Inc.	50	5,261
Stericycle, Inc.*	28	3,533
Textron, Inc.	89	3,245
The ADT Corp.	54	2,228
Tyco International PLC	140	5,139
Union Pacific Corp.	278	22,115
United Continental Hldgs., Inc*	119	7,123
United Parcel Service, Inc. Cl B	228	24,047
United Rentals, Inc.*	29	1,804
United Technologies Corp.	256	25,626
Verisk Analytics, Inc. Cl A*	51	4,076
Waste Management, Inc.	136	8,024
Xylem, Inc.	59	2,413

		599,234

INFORMATION TECHNOLOGY (12.1%)
Accenture Ltd. Cl A	207	23,888
Activision, Blizzard Inc.	167	5,651
Adobe Systems, Inc.*	164	15,383
Akamai Technologies, Inc.*	58	3,223
Alliance Data Systems Corp.*	20	4,400
Alphabet, Inc. Cl A*	97	74,001
Alphabet, Inc. Cl C*	98	73,005
Amphenol Corp. Cl A	102	5,898
Analog Devices, Inc.	102	6,037
Apple, Inc.	1,826	199,011
Applied Materials, Inc.	371	7,858
Autodesk, Inc.*	74	4,315
Automatic Data Processing, Inc.	151	13,546
Broadcom Ltd.	122	18,849
CA, Inc.	97	2,987
Cisco Systems, Inc.	1,658	47,203
Citrix Systems, Inc.*	51	4,008
Cognizant Technology Solutions*	201	12,603
Corning, Inc.	367	7,667
CSRA, Inc.	45	1,211
eBay, Inc.*	358	8,542
Electronic Arts, Inc.*	103	6,809
EMC Corp.	641	17,083
F5 Networks, Inc.*	23	2,435
Facebook, Inc. Cl A*	756	86,260
Fidelity Nat’l. Information Svcs., Inc.	91	5,761
First Solar, Inc.*	25	1,712
Fiserv, Inc.*	73	7,488
FLIR Systems, Inc.	45	1,483
Harris Corp.	41	3,192
Hewlett Packard Enterprise Co.	565	10,017
HP, Inc.	569	7,010
Int’l. Business Machines Corp.	291	44,072
Intel Corp.	1,557	50,369

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

Intuit, Inc.	85	8,841
Juniper Networks, Inc.	116	2,959
KLA-Tencor Corp.	52	3,786
Lam Research Corp.	53	4,378
Linear Technology Corp.	79	3,520
MasterCard, Inc. Cl A	323	30,524
Microchip Technology, Inc.	67	3,229
Micron Technology, Inc.*	342	3,581
Microsoft Corp.	2,608	144,035
Motorola Solutions, Inc.	52	3,936
NetApp, Inc.	95	2,593
NVIDIA Corp.	169	6,021
Oracle Corp.	1,038	42,465
Paychex, Inc.	106	5,725
PayPal Hldgs., Inc.*	367	14,166
Qorvo, Inc.*	42	2,117
QUALCOMM, Inc.	492	25,161
Red Hat, Inc.*	60	4,471
Salesforce.com, inc.*	208	15,357
SanDisk Corp.	66	5,021
Seagate Technology PLC	98	3,376
Skyworks Solutions, Inc.	64	4,986
Symantec Corp.	216	3,970
TE Connectivity Ltd.	122	7,554
Teradata Corp.*	44	1,155
Texas Instruments, Inc.	331	19,006
Total System Services, Inc.	55	2,617
VeriSign, Inc.*	32	2,833
Visa, Inc. Cl A	632	48,335
Western Digital Corp.	77	3,637
Western Union Co.	165	3,183
Xerox Corp.	313	3,493
Xilinx, Inc.	84	3,984
Yahoo!, Inc.*	288	10,601

		1,233,593

MATERIALS (1.6%)
Air Products & Chemicals, Inc.	64	9,219
Airgas, Inc.	22	3,116
Alcoa, Inc.	432	4,139
Avery Dennison Corp.	29	2,091
Ball Corp.	47	3,351
CF Industries Hldgs., Inc.	77	2,413
Dow Chemical Co.	367	18,666
Du Pont (E.I.) de Nemours & Co.	286	18,110
Eastman Chemical Co.	49	3,539
Ecolab, Inc.	88	9,814
FMC Corp.	44	1,776
Freeport-McMoRan Copper & Gold, Inc.	411	4,250
Int’l. Flavors & Fragrances, Inc.	27	3,072
International Paper Co.	136	5,581
LyondellBasell Inds. NV Cl A	114	9,756
Martin Marietta Materials, Inc.	21	3,350
Monsanto Co.	145	12,722
Newmont Mining Corp.	174	4,625
Nucor Corp.	104	4,919
Owens-Illinois, Inc.*	53	846
PPG Industries, Inc.	88	9,811
Praxair, Inc.	94	10,758
Sealed Air Corp.	64	3,073
Sherwin-Williams Co.	26	7,401
The Mosaic Co.	116	3,132

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

Vulcan Materials Co.	44	4,645
WestRock Co.	84	3,279

		167,454

TELECOMMUNICATION SERVICES (1.6%)
AT&T, Inc.	2,027	79,398
CenturyLink, Inc.	179	5,721
Frontier Communications Corp.	385	2,152
Level 3 Communications, Inc.*	95	5,021
Verizon Communications, Inc.	1,343	72,629

		164,921

UTILITIES (2.0%)
AES Corp.	217	2,561
AGL Resources, Inc.	40	2,606
Ameren Corp.	80	4,008
American Electric Power Co., Inc.	162	10,757
American Water Works Co., Inc.	59	4,067
CenterPoint Energy, Inc.	142	2,971
CMS Energy Corp.	91	3,862
Consolidated Edison, Inc.	96	7,356
Dominion Resources, Inc.	196	14,724
DTE Energy Co.	60	5,440
Duke Energy Corp.	227	18,314
Edison International	107	7,692
Entergy Corp.	59	4,678
Eversource Energy	105	6,126
Exelon Corp.	302	10,830
FirstEnergy Corp.	140	5,036
NextEra Energy, Inc.	152	17,988
NiSource, Inc.	106	2,497
NRG Energy, Inc.	104	1,353
PG&E Corp.	163	9,734
Pinnacle West Capital Corp.	37	2,778
PPL Corp.	222	8,452
Public Svc. Enterprise Group, Inc.	167	7,872
SCANA Corp.	47	3,297
Sempra Energy	77	8,012
Southern Co.	301	15,571
TECO Energy, Inc.	78	2,147
WEC Energy Group, Inc.	103	6,187
Xcel Energy, Inc.	167	6,984

		203,900

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $4,646,102) 59.3%		6,082,066

TOTAL INDEXED ASSETS (Cost: $4,646,102) 59.3%		6,082,066

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (5.2%)
Amazon.com, Inc.*	76	45,117
AutoZone, Inc.*	20	15,934
Bassett Furniture Industries, Inc.	488	15,548
Carmike Cinemas, Inc.*	180	5,407
CST Brands, Inc.	607	23,242
Diamond Resorts Int’l., Inc.*	1,597	38,808
Disney (Walt) Co.	354	35,156
DreamWorks Animation SKG Cl A*	185	4,616

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

Drew Industries, Inc.	127	8,186
Five Below, Inc.*	210	8,681
Ford Motor Co.	530	7,155
FTD Companies, Inc.*	126	3,308
General Motors Co.	578	18,167
Gentherm, Inc.*	106	4,409
Haverty Furniture Cos., Inc.	521	11,024
Home Depot, Inc.	238	31,756
Houghton Mifflin Harcourt Co.*	1,217	24,267
HSN, Inc.	174	9,102
Intrawest Resorts Hldgs., Inc.*	1,112	9,508
Johnson Controls, Inc.	131	5,105
Macy’s, Inc.	243	10,714
McDonald’s Corp.	201	25,262
Panera Bread Co. Cl A*	42	8,603
Performance Sports Group Ltd.*	303	964
Popeyes Louisiana Kitchen, Inc.*	125	6,508
Priceline Group Inc.*	7	9,023
Red Robin Gourmet Burgers, Inc.*	198	12,765
Ruby Tuesday, Inc.*	972	5,229
Select Comfort Corp.*	924	17,916
Stage Stores, Inc.	249	2,007
Starbucks Corp.	350	20,895
Steve Madden Ltd.*	247	9,149
Target Corp.	153	12,589
Time Warner Cable, Inc.	133	27,214
Time Warner, Inc.	224	16,251
Unifi, Inc.*	259	5,934
Viacom, Inc. Cl B	160	6,605
Vista Outdoor, Inc.*	247	12,822

		534,946

CONSUMER STAPLES (2.5%)
Casey’s General Stores, Inc.	56	6,346
Coca-Cola Co.	336	15,587
Colgate-Palmolive Co.	187	13,212
Constellation Brands, Inc. Cl A	198	29,916
Crimson Wine Group Ltd.*	1,361	11,405
Estee Lauder Cos., Inc. Cl A	178	16,787
Farmer Brothers Co.*	273	7,609
Mondelez International, Inc. Cl A	277	11,113
PepsiCo, Inc.	221	22,648
Philip Morris Int’l., Inc.	145	14,226
Proctor & Gamble Co.	377	31,031
Tyson Foods, Inc. Cl A	226	15,065
Vector Group Ltd.	710	16,217
Village Super Market, Inc. Cl A	281	6,789
Wal-Mart Stores, Inc.	310	21,232
WD-40 Co.	144	15,553

		254,736

ENERGY (1.9%)
Abraxas Petroleum Corp.*	1,134	1,145
Anadarko Petroleum Corp.	170	7,917
Apache Corp.	117	5,711
Atwood Oceanics, Inc.	190	1,742
C&J Energy Services Ltd.*	249	351
Carrizo Oil and Gas, Inc.*	155	4,793
Chevron Corp.	155	14,787
CrossAmerica Partners LP	154	3,747
EOG Resources, Inc.	168	12,193
Exxon Mobil Corp.	633	52,912
Gulfport Energy Corp.*	166	4,704

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

Halliburton Co.	390	13,931
Hess Corp.	112	5,897
Matador Resources Co.*	359	6,807
Matrix Service Co.*	117	2,071
National Oilwell Varco, Inc.	176	5,474
Noble Energy, Inc.	301	9,454
Occidental Petroleum Corp.	184	12,591
PBF Energy, Inc.	436	14,475
PDC Energy, Inc.*	124	7,372
Range Resources Corp.	198	6,411

		194,485

FINANCIALS (7.6%)
Agree Realty Corp.	74	2,847
Alexander’s, Inc.	9	3,425
Allied World Assurance Co. Hldgs., AG	150	5,241
American Equity Investment Life Hldg. Co.	356	5,981
American Int’l. Group, Inc.	353	19,080
Aon PLC	114	11,907
Ashford Hospitality Prime, Inc.	124	1,447
Ashford Hospitality Trust, Inc.	297	1,895
Aspen Insurance Hldgs. Ltd.	196	9,349
BancFirst Corp.	142	8,098
Bank of America Corp.	1,306	17,657
Bank of Marin Bancorp	117	5,759
Bank of the Ozarks, Inc.	111	4,659
Banner Corp.	237	9,963
Berkshire Hathaway, Inc. Cl B*	148	20,998
Brookline Bancorp, Inc.	883	9,722
Bryn Mawr Bank Corp.	253	6,510
Capital One Financial Corp.	351	24,328
Charter Financial Corp.	438	5,913
Chatham Lodging Trust	355	7,608
Chesapeake Lodging Trust	356	9,420
Citigroup, Inc.	344	14,362
Colony Capital, Inc. Cl A	450	7,547
Columbia Banking System, Inc.	99	2,962
Comerica, Inc.	246	9,316
CubeSmart	318	10,589
Customers Bancorp, Inc.*	355	8,389
Dime Community Bancshares	427	7,524
Eagle Bancorp, Inc.*	147	7,056
Easterly Acquisition Corp.*	760	7,501
Easterly Government Pptys.	856	15,853
EastGroup Properties, Inc.	62	3,743
Ellington Financial LLC	784	13,657
Enterprise Financial Svcs. Corp.	273	7,382
Equity Lifestyle Properties, Inc.	156	11,346
FBL Financial Group, Inc. Cl A	130	7,998
FBR & Co.	123	2,225
FelCor Lodging Trust, Inc.	1,416	11,498
First Connecticut Bancorp, Inc.	146	2,330
First Interstate BancSytem, Inc.	293	8,242
Flushing Financial Corp.	260	5,621
Forest City Realty Trust, Inc. Cl A	641	13,519
Franklin Resources, Inc.	136	5,311
Glacier Bancorp, Inc.	297	7,550
Goldman Sachs Group, Inc.	120	18,838
Hanmi Financial Corp.	188	4,140
Heritage Financial Corp.	340	5,974
Highwoods Properties, Inc.	282	13,482
Host Hotels & Resorts, Inc.	489	8,166

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

Investors Bancorp, Inc.	1,795	20,894
iShares Russell 2000 Growth ETF	20	2,654
iShares Russell 2000 Value ETF	100	9,321
Janus Capital Group, Inc.	386	5,647
JPMorgan Chase & Co.	777	46,014
Marlin Business Svcs. Corp.	391	5,595
MB Financial, Inc.	156	5,062
MetLife, Inc.	354	15,555
Northfield Bancorp, Inc.	658	10,818
Pace Hldgs. Corp.*	730	7,293
Parkway Properties, Inc.	328	5,136
Pennsylvania REIT	394	8,609
Pinnacle Financial Partners, Inc.	144	7,065
PNC Financial Svcs. Grp., Inc.	153	12,939
PrivateBancorp, Inc.	293	11,310
Prosperity Bancshares, Inc.	109	5,057
QTS Realty Trust, Inc.	227	10,755
Safety Insurance Group, Inc.	162	9,244
Selective Insurance Group, Inc.	224	8,201
Simon Property Group, Inc.	127	26,377
Sovran Self Storage, Inc.	48	5,662
Starwood Property Trust, Inc.	233	4,411
Stock Yards Bancorp, Inc.	337	12,985
SVB Financial Group*	149	15,205
Terreno Realty Corp.	267	6,261
The GEO Group, Inc.	195	6,761
Trico Bancshares	101	2,557
UMB Financial Corp.	94	4,853
Urstadt Biddle Pptys., Inc. Cl A	217	4,546
Wells Fargo & Co.	757	36,609
Zions Bancorporation	338	8,183

		775,507

HEALTH CARE (5.3%)
Abbott Laboratories	364	15,226
Abiomed, Inc.*	89	8,438
Acadia Healthcare Co., Inc.*	166	9,148
ACADIA Pharmaceuticals, Inc.*	185	5,173
Acceleron Pharma, Inc.*	101	2,665
Acorda Therapeutics, Inc.*	156	4,126
Agios Pharmaceuticals, Inc.*	40	1,624
Albany Molecular Research, Inc.*	209	3,196
Allergan PLC*	71	19,119
Alnylam Pharmaceuticals, Inc.*	40	2,511
Amsurg Corp.*	104	7,758
Anacor Pharmaceuticals, Inc.*	55	2,940
Ani Pharmaceuticals, Inc.*	70	2,356
Anika Therapeutics, Inc.*	180	8,050
BIOGEN, Inc.*	51	13,276
BioSpecifics Technologies Corp.*	133	4,631
Catalent, Inc.*	160	4,267
Celgene Corp.*	331	33,130
Cempra, Inc.*	75	1,314
Cepheid, Inc.*	131	4,370
Cerner Corp.*	95	5,031
Civitas Solutions, Inc.*	104	1,813
DexCom, Inc.*	81	5,501
Dynavax Technologies Corp.*	50	962
Emergent Biosolutions, Inc.*	449	16,321
Ensign Group, Inc.	482	10,913
Express Scripts Hldg. Co.*	150	10,304
Gilead Sciences, Inc.	292	26,823

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

Harvard Bioscience, Inc.*	851	2,570
Humana, Inc.	52	9,513
Insulet Corp.*	135	4,477
Intersect ENT, Inc.*	216	4,104
Karyopharm Therapeutics, Inc.*	210	1,873
Kindred Healthcare, Inc.	233	2,878
Kite Pharma, Inc.*	35	1,607
Lannett Co., Inc.*	149	2,672
McKesson Corp.	64	10,064
Medicines Co.*	109	3,463
Medtronic PLC	273	20,475
Merck & Co., Inc.	546	28,889
Mylan NV*	530	24,566
Neogen Corp.*	109	5,488
Neurocrine Biosciences, Inc.*	168	6,644
NuVasive, Inc.*	88	4,281
Omeros Corp.*	269	4,126
Omnicell, Inc.*	355	9,894
OSI Pharmaceuticals, Inc. - rights*	131	1
Pacific Biosciences of CA, Inc.*	897	7,625
Pacira Pharmaceuticals, Inc.*	67	3,550
PAREXEL International Corp.*	113	7,088
Pfizer, Inc.	1,270	37,643
QLT, Inc.*	1,151	2,290
Radius Health, Inc.*	86	2,704
Sarepta Therapeutics, Inc.*	137	2,674
Sorrento Therapeutics, Inc.*	354	1,905
STERIS PLC	104	7,389
Stryker Corp.	133	14,270
Supernus Pharmaceuticals, Inc.*	1,146	17,477
TESARO, Inc.*	95	4,183
Ultragenyx Pharmaceutical, Inc.*	77	4,875
UnitedHealth Group, Inc.	153	19,722
Universal American Corp.	220	1,571
Vertex Pharmaceuticals, Inc.*	64	5,087
WellCare Health Plans, Inc.*	145	13,449
West Pharmaceutical Svcs, Inc.	90	6,239
Wright Medical Group NV*	507	8,417

		546,729

INDUSTRIALS (4.8%)
Alaska Air Group, Inc.	178	14,600
Allegiant Travel Co.	60	10,684
Astronics Corp.*	714	27,239
AZZ, Inc.	514	29,093
Boeing Co.	186	23,611
CEB, Inc.	48	3,107
Covenant Transportation Group Cl A*	403	9,749
Cummins, Inc.	133	14,622
Delta Air Lines, Inc.	299	14,555
Deluxe Corp.	166	10,373
Encore Wire Corp.	257	10,005
EnPro Industries, Inc.	179	10,325
Expeditors Int’l. of Wash.	244	11,910
FedEx Corp.	133	21,642
Forward Air Corp.	57	2,583
Generac Hldgs., Inc.*	151	5,623
General Electric Co.	1,975	62,785
Healthcare Svcs. Group, Inc.	294	10,822
Miller Industries, Inc.	657	13,324
Mueller Industries, Inc.	846	24,889
Mueller Water Products, Inc. Cl A	1,009	9,969

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

Old Dominion Freight Line, Inc.*	163	11,348
Orbital ATK, Inc.	187	16,258
Roper Technologies, Inc.	264	48,251
Steelcase, Inc.	380	5,670
Sun Hydraulics Corp.	266	8,829
Teledyne Technologies, Inc.*	97	8,550
The Advisory Board Co.*	169	5,450
Trex Co., Inc.*	279	13,372
Tyco International PLC	233	8,553
Union Pacific Corp.	187	14,876
VSE Corp.	81	5,499

		488,166

INFORMATION TECHNOLOGY (7.2%)
Aerohive Networks, Inc.*	631	3,149
Alphabet, Inc. Cl A*	35	26,702
Alphabet, Inc. Cl C*	35	26,073
Ambarella, Inc.*	220	9,834
Analog Devices, Inc.	148	8,760
Anixter International, Inc.*	78	4,065
Apigee Corp.*	728	6,050
Apple, Inc.	565	61,579
ARRIS International PLC*	243	5,570
Automatic Data Processing, Inc.	159	14,264
Blackhawk Network Hldgs., Inc.*	164	5,625
Broadcom Ltd.	77	11,897
CalAmp Corp.*	719	12,892
Callidus Software, Inc.*	115	1,918
Cavium, Inc.*	175	10,703
Cimpress NV*	45	4,081
Cirrus Logic, Inc.*	74	2,694
Cisco Systems, Inc.	703	20,014
Cognex Corp	81	3,155
comScore, Inc.*	54	1,622
Cornerstone OnDemand, Inc.*	162	5,309
DTS, Inc.*	190	4,138
EPAM Systems, Inc.*	59	4,406
Euronet Worldwide, Inc.*	83	6,151
F5 Networks, Inc.*	46	4,869
Facebook, Inc. Cl A*	296	33,774
FARO Technologies, Inc.*	303	9,760
Globant SA*	286	8,826
Guidewire Software, Inc.*	78	4,249
Heartland Payment Systems, Inc.	47	4,539
Imation Corp.*	672	1,042
Imperva, Inc.*	82	4,141
Intel Corp.	361	11,678
j2 Global, Inc.	94	5,789
KLA-Tencor Corp.	78	5,679
LogMeIn, Inc.*	268	13,523
Manhattan Associates, Inc.*	98	5,573
MasterCard, Inc. Cl A	196	18,522
MAXIMUS, Inc.	131	6,896
MaxLinear, Inc. Cl A*	844	15,614
Micron Technology, Inc.*	260	2,722
Microsoft Corp.	809	44,681
MKS Instruments, Inc.	188	7,078
Monolithic Power Systems, Inc.	177	11,264
Nanometrics, Inc.*	87	1,378
New Relic, Inc.*	134	3,495
Nova Measuring Instruments Ltd.*	339	3,529
Oracle Corp.	503	20,578

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

Paycom Software, Inc.*	107	3,809
Perficient, Inc.*	554	12,033
Plexus Corp.*	97	3,833
Proofpoint, Inc.*	348	18,716
Qlik Technologies, Inc.*	250	7,230
QLogic Corp.*	439	5,900
QUALCOMM, Inc.	287	14,677
Rapid7, Inc.*	127	1,660
Richardson Electronics Ltd.	1,452	7,492
Rogers Corp.*	213	12,752
Rubicon Project, Inc.*	161	2,943
Ruckus Wireless, Inc.*	653	6,406
Salesforce.com, inc.*	448	33,076
Science Applications Int’l. Corp.	97	5,174
Synaptics, Inc.*	37	2,950
SYNNEX Corp.	96	8,889
Teradata Corp.*	147	3,857
Texas Instruments, Inc.	174	9,991
Tyler Technologies, Inc.*	65	8,360
Verint Systems, Inc.*	107	3,572
Virtusa Corp.*	137	5,132
Visa, Inc. Cl A	283	21,644
Western Digital Corp.	211	9,968
Xura, Inc.*	342	6,727
Yahoo!, Inc.*	276	10,160

		736,801

MATERIALS (1.4%)
A. Schulman, Inc.	313	8,520
Ball Corp.	210	14,971
Berry Plastics Group, Inc.*	202	7,302
Boise Cascade Co.*	225	4,662
Calgon Carbon Corp.	389	5,454
CF Industries Hldgs., Inc.	185	5,798
Dow Chemical Co.	283	14,393
Eastman Chemical Co.	224	16,180
Ferro Corp.*	828	9,829
FMC Corp.	67	2,705
Freeport-McMoRan Copper & Gold, Inc.	289	2,988
Kaiser Aluminum Corp.	245	20,712
Kraton Performance Polymers, Inc.*	383	6,626
Olin Corp.	235	4,082
PolyOne Corp.	398	12,040
Schnitzer Steel Industries, Inc. Cl A	142	2,618
Silgan Hldgs., Inc.	32	1,701

		140,581

TELECOMMUNICATION SERVICES (0.8%)
AT&T, Inc.	676	26,479
Consolidated Comms. Hldgs., Inc.	226	5,822
inContact, Inc.*	1,030	9,157
ORBCOMM, Inc.*	1,637	16,582
Shenandoah Telecommunications Co.	450	12,038
Verizon Communications, Inc.	290	15,683

		85,761

UTILITIES (1.5%)
Ameren Corp.	76	3,808
Avista Corp.	277	11,296
Black Hills Corp.	151	9,080
Chesapeake Utilities Corp.	86	5,415
Dominion Resources, Inc.	241	18,104
Edison International	140	10,065
Idacorp, Inc.	182	13,575

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

Northwest Natural Gas Co.	390	21,001
NorthWestern Corp.	125	7,719
PNM Resources, Inc.	321	10,824
Portland General Electric Co.	202	7,977
PPL Corp.	154	5,863
Public Svc. Enterprise Group, Inc.	273	12,869
Sempra Energy	129	13,422
The Laclede Group, Inc.	40	2,710

		153,728

TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $3,176,977) 38.2%		3,911,440

TOTAL INVESTMENTS (Cost: $7,823,079) 97.5%		9,993,506

OTHER NET ASSETS 2.5%		260,138

NET ASSETS 100.0%		$10,253,644

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (12.7%)
Advance Auto Parts, Inc.	122	19,561
Amazon.com, Inc.*	696	413,173
AutoNation, Inc.*	133	6,208
AutoZone, Inc.*	54	43,021
Bed Bath & Beyond, Inc.*	319	15,835
Best Buy Co., Inc.	497	16,123
BorgWarner, Inc.	427	16,397
Cablevision Systems Corp. Cl A	390	12,870
CarMax, Inc.*	321	16,403
Carnival Corp.	840	44,327
CBS Corp. Cl B	767	42,254
Chipotle Mexican Grill, Inc.*	56	26,374
Coach, Inc.	489	19,604
Comcast Corp. Cl A	4,388	268,019
D.R. Horton, Inc.	633	19,136
Darden Restaurants, Inc.	190	12,597
Delphi Automotive PLC	488	36,610
Discovery Communications, Inc. Cl A*	219	6,270
Discovery Communications, Inc. Cl C*	461	12,447
Disney (Walt) Co.	2,718	269,925
Dollar General Corp.	535	45,796
Dollar Tree, Inc.*	438	36,117
Expedia, Inc.	204	21,995
Ford Motor Co.	7,067	95,405
GameStop Corp. Cl A	206	6,536
Gap, Inc.	424	12,466
Garmin Ltd.	244	9,750
General Motors Co.	2,502	78,638
Genuine Parts Co.	264	26,231
Goodyear Tire & Rubber Co.	493	16,259
H&R Block, Inc.	476	12,576
Hanesbrands, Inc.	757	21,453
Harley-Davidson, Inc.	325	16,682
Harman Int’l. Industries, Inc.	145	12,911
Hasbro, Inc.	203	16,260
Home Depot, Inc.	2,296	306,355
Interpublic Group of Cos., Inc.	744	17,075
Johnson Controls, Inc.	1,162	45,283
Kohl’s Corp.	335	15,614
L Brands, Inc.	473	41,534
Leggett & Platt, Inc.	265	12,826
Lennar Corp. Cl A	335	16,201
Lowe’s Cos., Inc.	1,635	123,851
Macy’s, Inc.	573	25,264
Marriott International, Inc. Cl A	350	24,913
Mattel, Inc.	582	19,567
McDonald’s Corp.	1,611	202,470
Michael Kors Hldgs. Ltd.*	337	19,196
Mohawk Industries, Inc.*	118	22,526
Netflix, Inc.*	758	77,490
Newell Rubbermaid, Inc.	517	22,898
News Corp. Cl A	787	10,050
News Corp. Cl B	248	3,286
NIKE, Inc. Cl B	2,419	148,696
Nordstrom, Inc.	220	12,586
O’Reilly Automotive, Inc.*	179	48,985
Omnicom Group, Inc.	435	36,205

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

Priceline Group Inc.*	89	114,717
PulteGroup, Inc.	516	9,654
PVH Corp.	146	14,463
Ralph Lauren Corp.	99	9,530
Ross Stores, Inc.	705	40,820
Royal Caribbean Cruises Ltd.	292	23,988
Scripps Networks Interactive, Inc. Cl A	194	12,707
Signet Jewelers Ltd.	137	16,992
Staples, Inc.	1,287	14,196
Starbucks Corp.	2,669	159,339
Starwood Hotels & Resorts	320	26,698
Target Corp.	1,080	88,862
TEGNA, Inc.	398	9,337
Tiffany & Co.	180	13,208
Time Warner Cable, Inc.	504	103,128
Time Warner, Inc.	1,424	103,311
TJX Cos., Inc.	1,199	93,942
Tractor Supply Co.	251	22,705
TripAdvisor, Inc.*	201	13,367
Twenty-First Century Fox, Inc. Cl A	2,050	57,154
Twenty-First Century Fox, Inc. Cl B	797	22,475
Under Armour, Inc. Cl A*	342	29,012
Urban Outfitters, Inc.*	192	6,353
V.F. Corp.	626	40,540
Viacom, Inc. Cl B	626	25,841
Whirlpool Corp.	143	25,789
Wyndham Worldwide Corp.	200	15,286
Wynn Resorts Ltd.	138	12,893
Yum! Brands, Inc.	734	60,078

		4,185,485

CONSUMER STAPLES (10.2%)
Altria Group, Inc.	3,541	221,879
Archer-Daniels-Midland Co.	1,090	39,578
Brown-Forman Corp. Cl B	196	19,300
Campbell Soup Co.	348	22,199
Church & Dwight Co., Inc.	245	22,584
Clorox Co.	228	28,742
Coca-Cola Co.	6,984	323,988
Coca-Cola Enterprises, Inc.	390	19,789
Colgate-Palmolive Co.	1,602	113,181
ConAgra Foods, Inc.	814	36,321
Constellation Brands, Inc. Cl A	307	46,385
Costco Wholesale Corp.	793	124,961
CVS Health Corp.	1,983	205,697
Dr. Pepper Snapple Group, Inc.	354	31,655
Estee Lauder Cos., Inc. Cl A	410	38,667
General Mills, Inc.	1,041	65,947
Hershey Co.	246	22,654
Hormel Foods Corp.	512	22,139
J.M. Smucker Co.	224	29,084
Kellogg Co.	463	35,443
Kimberly-Clark Corp.	660	88,777
Kraft Heinz Co.	1,079	84,766
Kroger Co.	1,745	66,746
McCormick & Co., Inc.	203	20,194
Mead Johnson Nutrition Co.	350	29,740
Molson Coors Brewing Co. Cl B	343	32,990
Mondelez International, Inc. Cl A	2,831	113,580
Monster Beverage Corp.*	260	34,679
PepsiCo, Inc.	2,603	266,755
Philip Morris Int’l., Inc.	2,778	272,550
Proctor & Gamble Co.	4,792	394,430

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

Reynolds American, Inc.	1,461	73,503
Sysco Corp.	967	45,188
Tyson Foods, Inc. Cl A	525	34,997
Wal-Mart Stores, Inc.	2,796	191,498
Walgreens Boots Alliance, Inc.	1,531	128,971
Whole Foods Market, Inc.	576	17,919

		3,367,476

ENERGY (6.6%)
Anadarko Petroleum Corp.	924	43,031
Apache Corp.	655	31,971
Baker Hughes, Inc.	754	33,048
Cabot Oil & Gas Corp.	857	19,462
California Resources Corp.	1	1
Cameron International Corp.*	339	22,730
Chesapeake Energy Corp.	651	2,682
Chevron Corp.	3,382	322,643
Cimarex Energy Co.	165	16,050
Columbia Pipeline Group, Inc.	774	19,427
Concho Resources, Inc.*	218	22,027
ConocoPhillips	2,255	90,809
Devon Energy Corp.	942	25,848
Diamond Offshore Drilling, Inc.	136	2,955
EOG Resources, Inc.	983	71,346
EQT Corp.	296	19,909
Exxon Mobil Corp.	7,444	622,244
FMC Technologies, Inc.*	467	12,777
Halliburton Co.	1,521	54,330
Helmerich & Payne, Inc.	210	12,331
Hess Corp.	481	25,325
Kinder Morgan, Inc.	3,263	58,277
Marathon Oil Corp.	1,413	15,741
Marathon Petroleum Corp.	933	34,689
Murphy Oil Corp.	258	6,499
National Oilwell Varco, Inc.	688	21,397
Newfield Exploration Co.*	387	12,868
Noble Energy, Inc.	755	23,715
Occidental Petroleum Corp.	1,353	92,586
ONEOK, Inc.	423	12,631
Phillips 66	835	72,303
Pioneer Natural Resources Co.	296	41,659
Range Resources Corp.	285	9,228
Schlumberger Ltd.	2,274	167,708
Southwestern Energy Co.*	808	6,521
Spectra Energy Corp.	1,240	37,944
Tesoro Corp.	216	18,578
Transocean Ltd.	595	5,438
Valero Energy Corp.	845	54,198
Williams Cos., Inc.	1,247	20,039

		2,182,965

FINANCIALS (16.5%)
Affiliated Managers Group, Inc.*	100	16,240
Aflac, Inc.	761	48,050
Allstate Corp.	672	45,273
American Express Co.	1,473	90,442
American Int’l. Group, Inc.	2,038	110,154
American Tower Corp.	765	78,313
Ameriprise Financial, Inc.	310	29,143
Aon PLC	474	49,509
Apartment Investment & Management Co. Cl A	316	13,215
Assurant, Inc.	123	9,489
AvalonBay Communities, Inc.	255	48,501
Bank of America Corp.	18,655	252,210

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

Bank of New York Mellon Corp.	1,947	71,708
BB&T Corp.	1,395	46,412
Berkshire Hathaway, Inc. Cl B*	3,374	478,703
BlackRock, Inc.	226	76,969
Boston Properties, Inc.	278	35,328
Capital One Financial Corp.	956	66,260
CBRE Group, Inc.*	564	16,254
Charles Schwab Corp.	2,170	60,803
Chubb Ltd.	818	97,508
Cincinnati Financial Corp.	246	16,079
Citigroup, Inc.	5,321	222,152
Citizens Financial Group, Inc.	1,029	21,558
CME Group, Inc.	606	58,206
Comerica, Inc.	329	12,459
Crown Castle Int’l. Corp.	597	51,641
Discover Financial Svcs.	766	39,005
E*Trade Financial Corp.*	513	12,563
Equinix, Inc.	121	40,148
Equity Residential	645	48,394
Essex Property Trust, Inc.	114	26,660
Extra Space Storage, Inc.	214	20,000
Federal Realty Investment Trust	123	19,194
Fifth Third Bancorp	1,493	24,918
Franklin Resources, Inc.	667	26,046
General Growth Pptys., Inc.	1,082	32,168
Goldman Sachs Group, Inc.	696	109,258
Hartford Financial Svcs. Group, Inc.	701	32,302
HCP, Inc.	874	28,475
Host Hotels & Resorts, Inc.	1,325	22,128
Huntington Bancshares, Inc.	1,333	12,717
Intercontinental Exchange, Inc.	216	50,790
Invesco Ltd.	733	22,554
Iron Mountain, Inc.	389	13,191
iShares Core S&P 500 ETF	1,983	409,787
JPMorgan Chase & Co.	6,626	392,392
KeyCorp	1,422	15,699
Kimco Realty Corp.	782	22,506
Legg Mason, Inc.	186	6,450
Leucadia National Corp.	586	9,476
Lincoln National Corp.	467	18,306
Loews Corp.	494	18,900
M&T Bank Corp.	286	31,746
Marsh & McLennan Cos., Inc.	914	55,562
McGraw-Hill Financial, Inc.	462	45,729
MetLife, Inc.	1,964	86,298
Moody’s Corp.	297	28,678
Morgan Stanley	2,685	67,152
Nasdaq, Inc.	200	13,276
Navient Corp.	528	6,320
Northern Trust Corp.	391	25,481
People’s United Financial, Inc.	602	9,590
PNC Financial Svcs. Grp., Inc.	898	75,944
Principal Financial Grp., Inc.	468	18,463
Progressive Corp.	1,023	35,948
ProLogis, Inc.	973	42,987
Prudential Financial, Inc.	822	59,365
Public Storage	262	72,267
Realty Income Corp.	472	29,505
Regions Financial Corp.	2,367	18,581
Simon Property Group, Inc.	562	116,722
SL Green Realty Corp	169	16,373
State Street Corp.	710	41,549

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

SunTrust Banks, Inc.	954	34,420
Synchrony Financial*	1,474	42,245
T. Rowe Price Group, Inc.	441	32,396
The Macerich Co.	239	18,938
Torchmark Corp.	230	12,457
Travelers Cos., Inc.	530	61,856
U.S. Bancorp	2,969	120,512
UDR, Inc.	507	19,535
Unum Group	403	12,461
Ventas, Inc.	621	39,098
Vornado Realty Trust	308	29,084
Wells Fargo & Co.	8,340	403,322
Welltower, Inc.	619	42,921
Weyerhaeuser Co.	1,396	43,248
Willis Towers Watson PLC	240	28,430
XL Group PLC	528	19,430
Zions Bancorporation	383	9,272

		5,463,767

HEALTH CARE (13.9%)
Abbott Laboratories	2,683	112,230
AbbVie, Inc.	2,851	162,849
Aetna, Inc.	629	70,668
Agilent Technologies, Inc.	557	22,196
Alexion Pharmaceuticals, Inc.*	400	55,688
Allergan PLC*	716	191,909
AmerisourceBergen Corp.	366	31,677
Amgen, Inc.	1,343	201,356
Anthem, Inc.	472	65,603
Bard (C.R.), Inc.	131	26,550
Baxalta, Inc.	1,223	49,409
Baxter International, Inc.	956	39,272
Becton, Dickinson & Co.	384	58,299
BIOGEN, Inc.*	399	103,868
Boston Scientific Corp.*	2,459	46,254
Bristol-Myers Squibb Co.	2,997	191,448
Cardinal Health, Inc.	596	48,842
Celgene Corp.*	1,397	139,826
Centene Corp.*	301	18,533
Cerner Corp.*	543	28,757
CIGNA Corp.	460	63,130
DaVita HealthCare Partners, Inc.*	309	22,674
DENTSPLY SIRONA, Inc.	421	25,946
Edwards Lifesciences Corp.*	375	33,079
Endo International PLC*	322	9,064
Express Scripts Hldg. Co.*	1,212	83,252
Gilead Sciences, Inc.	2,452	225,241
HCA Hldgs., Inc.*	552	43,084
Hologic, Inc.*	441	15,215
Humana, Inc.	261	47,750
Illumina, Inc.*	259	41,986
Intuitive Surgical, Inc.*	66	39,669
Johnson & Johnson	4,957	536,347
Laboratory Corp. of America Hldgs.*	195	22,840
Lilly (Eli) & Co.	1,737	125,081
Mallinckrodt PLC*	185	11,337
McKesson Corp.	406	63,844
Medtronic PLC	2,519	188,953
Merck & Co., Inc.	4,998	264,444
Mylan NV*	714	33,094
Patterson Cos., Inc.	141	6,561
PerkinElmer, Inc.	196	9,694
Perrigo Co. PLC	251	32,110

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

Pfizer, Inc.	10,877	322,394
Quest Diagnostics, Inc.	275	19,649
Regeneron Pharmaceuticals, Inc.*	140	50,462
Schein (Henry), Inc.*	152	26,240
St. Jude Medical, Inc.	531	29,205
Stryker Corp.	553	59,331
Tenet Healthcare Corp.*	228	6,596
Thermo Fisher Scientific, Inc.	711	100,670
UnitedHealth Group, Inc.	1,700	219,130
Universal Health Svcs., Inc. Cl B	166	20,704
Varian Medical Systems, Inc.*	163	13,043
Vertex Pharmaceuticals, Inc.*	430	34,181
Waters Corp.*	147	19,392
Zimmer Biomet Hldgs., Inc.	308	32,842
Zoetis, Inc.	790	35,021

		4,598,489

INDUSTRIALS (9.9%)
3M Co.	1,091	181,793
Allegion PLC	149	9,493
American Airlines Group, Inc.	1,115	45,726
AMETEK, Inc.	448	22,391
Boeing Co.	1,110	140,903
Caterpillar, Inc.	1,030	78,836
Cintas Corp.	142	12,753
CSX Corp.	1,788	46,041
Cummins, Inc.	294	32,322
Danaher Corp.	1,087	103,113
Deere & Co.	544	41,883
Delta Air Lines, Inc.	1,416	68,931
Dover Corp.	292	18,784
Dun & Bradstreet Corp.	63	6,494
Eaton Corp. PLC	818	51,174
Emerson Electric Co.	1,180	64,168
Equifax, Inc.	227	25,944
Expeditors Int’l. of Wash.	330	16,107
Fastenal Co.	526	25,774
FedEx Corp.	472	76,804
Flowserve Corp.	206	9,148
Fluor Corp.	234	12,566
General Dynamics Corp.	522	68,575
General Electric Co.	16,791	533,786
Grainger (W.W.), Inc.	100	23,343
Honeywell International, Inc.	1,381	154,741
Hunt (J.B.) Transport Svcs., Inc.	149	12,552
Illinois Tool Works, Inc.	574	58,801
Ingersoll-Rand PLC	469	29,083
Jacobs Engineering Group, Inc.*	219	9,537
Kansas City Southern	183	15,637
L-3 Communications Hldgs., Inc.	135	15,998
Lockheed Martin Corp.	466	103,219
Masco Corp.	623	19,593
Nielsen Hldgs. PLC	671	35,335
Norfolk Southern Corp.	537	44,705
Northrop Grumman Corp.	331	65,505
PACCAR, Inc.	646	35,330
Parker Hannifin Corp.	229	25,437
Pentair PLC	357	19,371
Pitney Bowes, Inc.	303	6,527
Quanta Services, Inc.*	285	6,430
Raytheon Co.	543	66,588
Republic Services, Inc.	401	19,108
Robert Half Int’l., Inc.	223	10,387

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

Robinson (C.H.) Worldwide, Inc.	258	19,151
Rockwell Automation, Inc.	227	25,821
Rockwell Collins, Inc.	244	22,499
Roper Technologies, Inc.	177	32,350
Ryder System, Inc.	98	6,348
Snap-on, Inc.	103	16,170
Southwest Airlines Co.	1,157	51,834
Stanley Black & Decker, Inc.	286	30,090
Stericycle, Inc.*	158	19,938
Textron, Inc.	447	16,298
The ADT Corp.	311	12,832
Tyco International PLC	789	28,964
Union Pacific Corp.	1,512	120,280
United Continental Hldgs., Inc*	640	38,310
United Parcel Service, Inc. Cl B	1,255	132,365
United Rentals, Inc.*	155	9,639
United Technologies Corp.	1,389	139,039
Verisk Analytics, Inc. Cl A*	290	23,177
Waste Management, Inc.	762	44,958
Xylem, Inc.	324	13,252

		3,274,051

INFORMATION TECHNOLOGY (20.5%)
Accenture Ltd. Cl A	1,128	130,171
Activision, Blizzard Inc.	900	30,456
Adobe Systems, Inc.*	890	83,482
Akamai Technologies, Inc.*	344	19,116
Alliance Data Systems Corp.*	109	23,980
Alphabet, Inc. Cl A*	527	402,048
Alphabet, Inc. Cl C*	537	399,763
Amphenol Corp. Cl A	556	32,148
Analog Devices, Inc.	549	32,495
Apple, Inc.	9,973	1,086,962
Applied Materials, Inc.	2,042	43,250
Autodesk, Inc.*	389	22,683
Automatic Data Processing, Inc.	836	74,998
Broadcom Ltd.	678	104,751
CA, Inc.	523	16,103
Cisco Systems, Inc.	9,129	259,903
Citrix Systems, Inc.*	293	23,024
Cognizant Technology Solutions*	1,091	68,406
Corning, Inc.	1,922	40,151
CSRA, Inc.	261	7,021
eBay, Inc.*	1,887	45,024
Electronic Arts, Inc.*	546	36,096
EMC Corp.	3,529	94,048
F5 Networks, Inc.*	126	13,337
Facebook, Inc. Cl A*	4,140	472,374
Fidelity Nat’l. Information Svcs., Inc.	514	32,541
First Solar, Inc.*	133	9,107
Fiserv, Inc.*	412	42,263
FLIR Systems, Inc.	295	9,720
Harris Corp.	243	18,920
Hewlett Packard Enterprise Co.	3,167	56,151
HP, Inc.	3,212	39,572
Int’l. Business Machines Corp.	1,575	238,534
Intel Corp.	8,471	274,037
Intuit, Inc.	473	49,197
Juniper Networks, Inc.	608	15,510
KLA-Tencor Corp.	273	19,877
Lam Research Corp.	284	23,458
Linear Technology Corp.	434	19,339
MasterCard, Inc. Cl A	1,784	168,588

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

Microchip Technology, Inc.	395	19,039
Micron Technology, Inc.*	1,739	18,207
Microsoft Corp.	14,289	789,181
Motorola Solutions, Inc.	265	20,061
NetApp, Inc.	477	13,017
NVIDIA Corp.	942	33,563
Oracle Corp.	5,612	229,587
Paychex, Inc.	594	32,082
PayPal Hldgs., Inc.*	1,965	75,849
Qorvo, Inc.*	252	12,703
QUALCOMM, Inc.	2,680	137,055
Red Hat, Inc.*	347	25,855
Salesforce.com, inc.*	1,153	85,126
SanDisk Corp.	377	28,682
Seagate Technology PLC	532	18,327
Skyworks Solutions, Inc.	338	26,330
Symantec Corp.	1,201	22,074
TE Connectivity Ltd.	673	41,672
Teradata Corp.*	241	6,324
Texas Instruments, Inc.	1,802	103,471
Total System Services, Inc.	283	13,465
VeriSign, Inc.*	181	16,026
Visa, Inc. Cl A	3,490	266,915
Western Digital Corp.	397	18,754
Western Union Co.	842	16,242
Xerox Corp.	1,798	20,066
Xilinx, Inc.	473	22,434
Yahoo!, Inc.*	1,574	57,939

		6,748,650

MATERIALS (2.7%)
Air Products & Chemicals, Inc.	342	49,265
Airgas, Inc.	114	16,147
Alcoa, Inc.	2,266	21,708
Avery Dennison Corp.	182	13,124
Ball Corp.	272	19,391
CF Industries Hldgs., Inc.	458	14,354
Dow Chemical Co.	1,982	100,805
Du Pont (E.I.) de Nemours & Co.	1,582	100,172
Eastman Chemical Co.	260	18,780
Ecolab, Inc.	475	52,972
FMC Corp.	235	9,487
Freeport-McMoRan Copper & Gold, Inc.	2,101	21,724
Int’l. Flavors & Fragrances, Inc.	141	16,042
International Paper Co.	710	29,138
LyondellBasell Inds. NV Cl A	623	53,316
Martin Marietta Materials, Inc.	123	19,620
Monsanto Co.	794	69,666
Newmont Mining Corp.	920	24,454
Nucor Corp.	549	25,968
Owens-Illinois, Inc.*	201	3,208
PPG Industries, Inc.	472	52,623
Praxair, Inc.	510	58,370
Sealed Air Corp.	341	16,371
Sherwin-Williams Co.	144	40,992
The Mosaic Co.	651	17,577
Vulcan Materials Co.	243	25,654
WestRock Co.	418	16,331

		907,259

TELECOMMUNICATION SERVICES (2.7%)
AT&T, Inc.	11,074	433,769
CenturyLink, Inc.	1,014	32,407
Frontier Communications Corp.	1,814	10,140

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

Level 3 Communications, Inc.*	548	28,962
Verizon Communications, Inc.	7,319	395,812

		901,090

UTILITIES (3.4%)
AES Corp.	1,108	13,074
AGL Resources, Inc.	198	12,898
Ameren Corp.	456	22,846
American Electric Power Co., Inc.	885	58,764
American Water Works Co., Inc.	326	22,471
CenterPoint Energy, Inc.	765	16,004
CMS Energy Corp.	464	19,692
Consolidated Edison, Inc.	510	39,076
Dominion Resources, Inc.	1,085	81,505
DTE Energy Co.	322	29,193
Duke Energy Corp.	1,248	100,689
Edison International	584	41,984
Entergy Corp.	326	25,845
Eversource Energy	558	32,554
Exelon Corp.	1,661	59,563
FirstEnergy Corp.	805	28,956
NextEra Energy, Inc.	817	96,684
NiSource, Inc.	560	13,194
NRG Energy, Inc.	469	6,102
PG&E Corp.	866	51,718
Pinnacle West Capital Corp.	220	16,515
PPL Corp.	1,206	45,912
Public Svc. Enterprise Group, Inc.	906	42,709
SCANA Corp.	236	16,555
Sempra Energy	432	44,950
Southern Co.	1,639	84,785
TECO Energy, Inc.	466	12,829
WEC Energy Group, Inc.	545	32,738
Xcel Energy, Inc.	933	39,018

		1,108,823

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $26,608,129) 99.1%		32,738,055

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.3%)
U.S. Treasury Bill (1)	A-1+	0.31	05/26/16	100,000	99,953

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $99,953) 0.3%					99,953

TOTAL INVESTMENTS (Cost: $26,708,082) 99.4%					32,838,008

OTHER NET ASSETS 0.6%					195,231

NET ASSETS 100.0%					$33,033,239

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (13.3%)
Aaron’s, Inc.	835	20,959
Abercrombie & Fitch Co. Cl A	871	27,471
AMC Networks, Inc. Cl A*	793	51,497
American Eagle Outfitters, Inc.	2,142	35,707
Ascena Retail Group, Inc.*	2,213	24,476
Big Lots, Inc.	637	28,850
Brinker International, Inc.	741	34,049
Brunswick Corp.	1,176	56,424
Buffalo Wild Wings, Inc.*	248	36,734
Cabela’s, Inc.*	625	30,431
Cable One, Inc.	57	24,916
CalAtlantic Group, Inc.	991	33,119
Carter’s, Inc.	669	70,499
Cheesecake Factory, Inc.	588	31,217
Chico’s FAS, Inc.	1,715	22,758
Cinemark Hldgs., Inc.	1,378	49,374
Cracker Barrel Old Country Store, Inc.	313	47,786
CST Brands, Inc.	976	37,371
Dana Hldg. Corp.	1,936	27,278
Deckers Outdoor Corp.*	418	25,042
Devry Education Group Inc.	733	12,659
Dick’s Sporting Goods, Inc.	1,163	54,370
Domino’s Pizza, Inc.	645	85,050
DreamWorks Animation SKG Cl A*	931	23,228
Dunkin’ Brands Group, Inc.	1,191	56,179
Foot Locker, Inc.	1,754	113,133
Fossil Group, Inc.*	529	23,498
Gentex Corp.	3,738	58,649
Graham Hldgs. Co. Cl B	56	26,880
Guess?, Inc.	818	15,354
HSN, Inc.	411	21,499
International Speedway Corp. Cl A	348	12,845
Jack in the Box, Inc.	451	28,805
Jarden Corp.*	2,675	157,691
Kate Spade & Co.*	1,670	42,618
KB Home	1,090	15,565
Live Nation Entertainment, Inc.*	1,899	42,367
LKQ Corp.*	3,987	127,305
MDC Hldgs., Inc.	508	12,730
Meredith Corp.	489	23,228
Murphy USA, Inc.*	507	31,155
New York Times Co. Cl A	1,595	19,874
NVR, Inc.*	48	83,155
Office Depot, Inc.*	6,416	45,554
Panera Bread Co. Cl A*	299	61,244
Penney (J.C.) Co., Inc.*	3,927	43,433
Polaris Industries, Inc.	786	77,405
Pool Corp.	545	47,818
Service Corp. International	2,526	62,342
Skechers U.S.A., Inc. Cl A*	1,686	51,339
Sotheby’s	703	18,791
Tempur Sealy Int’l., Inc.*	830	50,456
The Wendy’s Co.	2,825	30,764
Thor Industries, Inc.	583	37,178
Time, Inc.	1,357	20,952
Toll Brothers, Inc.*	2,004	59,138

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

TRI Pointe Group, Inc.*	1,887	22,229
Tupperware Brands Corp.	655	37,977
Vista Outdoor, Inc.*	796	41,320
Wiley (John) & Sons, Inc. Cl A	636	31,094
Williams-Sonoma, Inc.	1,055	57,751

		2,600,580

CONSUMER STAPLES (4.1%)
Avon Products, Inc.	5,529	26,594
Boston Beer Co., Inc. Cl A*	122	22,579
Casey’s General Stores, Inc.	507	57,453
Dean Foods Co.	1,207	20,905
Edgewell Personal Care Co.	772	62,169
Energizer Hldgs., Inc.	809	32,773
Flowers Foods, Inc.	2,414	44,562
Hain Celestial Group, Inc.*	1,331	54,451
Ingredion, Inc.	936	99,955
Lancaster Colony Corp.	251	27,753
Post Hldgs., Inc.*	832	57,217
Snyder’s-Lance, Inc.	1,030	32,424
Sprouts Farmers Market, Inc.*	1,840	53,434
SUPERVALU, Inc.*	3,424	19,722
Tootsie Roll Industries, Inc.	235	8,208
TreeHouse Foods, Inc.*	734	63,675
United Natural Foods, Inc.*	640	25,792
WhiteWave Foods Co. Cl A*	2,285	92,862

		802,528

ENERGY (3.4%)
CONSOL Energy, Inc.	2,905	32,797
Denbury Resources, Inc.	4,380	9,724
Dril-Quip, Inc.*	497	30,098
Energen Corp.	1,235	45,189
Ensco PLC Cl A	3,212	33,308
Gulfport Energy Corp.*	1,570	44,494
HollyFrontier Corp.	2,284	80,671
Nabors Industries Ltd.	3,576	32,899
New Jersey Resources Corp.	1,125	40,984
Noble Corp. PLC	3,111	32,199
Oceaneering Int’l., Inc.	1,265	42,049
Oil States International, Inc.*	659	20,772
Patterson-UTI Energy, Inc.	1,889	33,284
QEP Resources, Inc.	2,417	34,104
Rowan Companies PLC Cl A	1,614	25,985
SM Energy Co.	860	16,116
Superior Energy Services, Inc.	1,939	25,963
Western Refining, Inc.	872	25,366
World Fuel Services Corp.	918	44,596
WPX Energy, Inc.*	2,941	20,558

		671,156

FINANCIALS (26.8%)
Alexander & Baldwin, Inc.	602	22,081
Alexandria Real Estate Equities, Inc.	953	86,618
Alleghany Corp.*	201	99,736
American Campus Communities, Inc.	1,705	80,288
American Financial Group, Inc.	920	64,740
Aspen Insurance Hldgs. Ltd.	790	37,683
Associated Banc-Corp.	1,944	34,875
BancorpSouth, Inc.	1,095	23,334
Bank of Hawaii Corp.	559	38,169
Bank of the Ozarks, Inc.	1,055	44,278
Berkley (W.R.) Corp.	1,272	71,486
Brown & Brown, Inc.	1,480	52,984

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

Camden Property Trust	1,127	94,769
Care Capital Pptys., Inc.	1,077	28,907
Cathay General Bancorp	954	27,027
CBOE Holdings, Inc.	1,060	69,250
CNO Financial Group, Inc.	2,331	41,772
Commerce Bancshares, Inc.	1,079	48,501
Communications Sales & Leasing*	1,542	34,310
Corporate Office Pptys. Trust	1,224	32,118
Corrections Corp. of America	1,526	48,908
Cullen/Frost Bankers, Inc.	704	38,797
Douglas Emmett, Inc.	1,818	54,740
Duke Realty Corp.	4,498	101,385
East West Bancorp, Inc.	1,853	60,185
Eaton Vance Corp.	1,477	49,509
Endurance Specialty Hldgs. Ltd.	800	52,272
EPR Properties	823	54,828
Equity One, Inc.	1,182	33,876
Everest Re Group Ltd.	550	108,587
FactSet Research Systems, Inc.	536	81,220
Federated Investors, Inc. Cl B	1,215	35,053
First American Financial Corp.	1,413	53,849
First Horizon National Corp.	3,066	40,165
First Industrial Realty Trust, Inc.	1,508	34,292
First Niagara Financial Group, Inc.	4,585	44,383
FirstMerit Corp.	2,131	44,858
FNB Corp.	2,707	35,218
Fulton Financial Corp.	2,246	30,051
Gallagher (Arthur J.) & Co.	2,272	101,059
Genworth Financial, Inc.*	6,016	16,424
Hancock Hldg. Co.	1,000	22,960
Hanover Insurance Group, Inc.	555	50,072
Healthcare Realty Trust	1,334	41,207
Highwoods Properties, Inc.	1,246	59,571
Hospitality Properties Trust	1,958	52,004
International Bancshares Corp.	721	17,780
iShares Core S&P Mid-Cap ETF	2,691	388,018
Janus Capital Group, Inc.	1,887	27,607
Jones Lang LaSalle, Inc.	582	68,280
Kemper Corp.	628	18,570
Kilroy Realty Corp.	1,195	73,935
Lamar Advertising Co. Cl A	1,065	65,498
LaSalle Hotel Pptys.	1,455	36,826
Liberty Property Trust	1,903	63,674
Mack-Cali Realty Corp.	1,162	27,307
MarketAxess Hldgs., Inc.	490	61,167
Mercury General Corp.	472	26,196
Mid-America Apt. Communities, Inc.	986	100,779
MSCI, Inc. Cl A	1,152	85,340
National Retail Pptys., Inc.	1,837	84,869
New York Community Bancorp, Inc.	6,252	99,407
Old Republic Int’l. Corp.	3,164	57,838
Omega Healthcare Investors, Inc.	2,166	76,460
PacWest Bancorp	1,479	54,945
Post Properties, Inc.	699	41,758
Potlatch Corp.	531	16,727
Primerica, Inc.	620	27,609
PrivateBancorp, Inc.	1,026	39,604
Prosperity Bancshares, Inc.	847	39,292
Raymond James Financial, Inc.	1,640	78,080
Rayonier, Inc.	1,588	39,192
Regency Centers Corp.	1,267	94,835

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

Reinsurance Grp. of America, Inc.	847	81,524
RenaissanceRe Hldgs. Ltd.	559	66,985
SEI Investments Co.	1,778	76,543
Senior Housing Pptys. Trust	3,080	55,101
Signature Bank*	686	93,378
SLM Corp.*	5,459	34,719
Sovran Self Storage, Inc.	516	60,862
Stifel Financial Corp.*	890	26,344
SVB Financial Group*	657	67,047
Synovus Financial Corp.	1,632	47,181
Tanger Factory Outlet Centers, Inc.	1,229	44,723
Taubman Centers, Inc.	781	55,631
TCF Financial Corp.	2,201	26,984
Trustmark Corp.	873	20,105
Umpqua Hldgs. Corp.	2,840	45,042
Urban Edge Pptys.	1,205	31,137
Valley National Bancorp	2,893	27,599
Waddell & Reed Financial, Inc. Cl A	1,059	24,929
Washington Federal, Inc.	1,191	26,976
Webster Financial Corp.	1,193	42,829
Weingarten Realty Investors	1,481	55,567
WisdomTree Investments, Inc.	1,457	16,654
WP Glimcher, Inc.	2,413	22,899

		5,240,751

HEALTH CARE (7.9%)
Abiomed, Inc.*	502	47,595
Akorn, Inc.*	1,046	24,612
Align Technology, Inc.*	938	68,183
Allscripts Healthcare Solutions, Inc.*	2,448	32,338
Amsurg Corp.*	691	51,549
Bio-Rad Laboratories, Inc. Cl A*	270	36,914
Bio-Techne Corp.	483	45,653
Catalent, Inc.*	1,271	33,898
Centene Corp.*	0	22
Charles River Laboratories Int’l., Inc.*	603	45,792
Community Health Systems, Inc.*	1,419	26,266
Cooper Companies, Inc.	630	97,001
Halyard Health, Inc.*	606	17,410
Hill-Rom Hldgs., Inc.	742	37,323
IDEXX Laboratories, Inc.*	1,159	90,773
LifePoint Health, Inc.*	555	38,434
LivaNova PLC*	550	29,689
MEDNAX, Inc.*	1,217	78,643
Mettler-Toledo Int’l., Inc.*	350	120,666
Molina Healthcare, Inc.*	536	34,567
Owens & Minor, Inc.	812	32,821
PAREXEL International Corp.*	696	43,660
ResMed, Inc.	1,829	105,753
STERIS PLC	1,111	78,937
Teleflex, Inc.	541	84,942
United Therapeutics Corp.*	580	64,629
VCA Inc.*	1,047	60,401
WellCare Health Plans, Inc.*	571	52,960
West Pharmaceutical Svcs, Inc.	943	65,369

		1,546,800

INDUSTRIALS (15.3%)
Acuity Brands, Inc.	569	124,122
AECOM*	2,007	61,796
AGCO Corp.	911	45,277
Alaska Air Group, Inc.	1,613	132,298
B/E Aerospace, Inc.	1,329	61,293

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

Carlisle Cos., Inc.	832	82,784
CEB, Inc.	426	27,575
CLARCOR, Inc.	632	36,523
Clean Harbors, Inc.*	678	33,453
Copart, Inc.*	1,345	54,836
Crane Co.	644	34,686
Curtiss-Wright Corp.	576	43,586
Deluxe Corp.	635	39,681
Donaldson Co., Inc.	1,597	50,960
Donnelley (R.R.) & Sons Co.	2,721	44,624
Esterline Technologies Corp.*	385	24,667
Fortune Brands Home & Security, Inc.	2,044	114,546
FTI Consulting, Inc.*	536	19,033
GATX Corp.	541	25,698
Genesee & Wyoming, Inc. Cl A*	730	45,771
Graco, Inc.	714	59,947
Granite Construction, Inc.	512	24,474
HNI Corp.	577	22,601
Hubbell, Inc.	695	73,621
Huntington Ingalls Industries, Inc.	609	83,396
IDEX Corp.	984	81,554
ITT Corp.	1,155	42,608
JetBlue Airways Corp*	4,164	87,944
Joy Global, Inc.	1,256	20,184
KBR, Inc.	1,833	28,375
Kennametal, Inc.	1,019	22,917
Kirby Corp.*	697	42,022
KLX, Inc.*	677	21,759
Landstar System, Inc.	548	35,406
Lennox International, Inc.	514	69,488
Lincoln Electric Hldgs., Inc.	833	48,789
Manpowergroup, Inc.	939	76,453
Miller (Herman), Inc.	778	24,032
MSA Safety, Inc.	412	19,920
MSC Industrial Direct Co., Inc. Cl A	628	47,923
Nordson Corp.	697	53,000
NOW, Inc.*	1,383	24,507
Old Dominion Freight Line, Inc.*	889	61,892
Orbital ATK, Inc.	763	66,335
Oshkosh Corp.	948	38,745
Regal Beloit Corp.	579	36,529
Rollins, Inc.	1,299	35,229
Smith (A.O.) Corp.	967	73,792
Teledyne Technologies, Inc.*	448	39,487
Terex Corp.	1,416	35,230
Timken Co.	901	30,174
Toro Co.	710	61,145
Trinity Industries, Inc.	1,953	35,759
Triumph Group, Inc.	639	20,116
Valmont Industries, Inc.	295	36,533
Wabtec Corp.	1,196	94,831
Waste Connections, Inc.	1,590	102,698
Watsco, Inc.	335	45,138
Werner Enterprises, Inc.	575	15,617
Woodward, Inc.	724	37,662

		2,981,041

INFORMATION TECHNOLOGY (16.2%)
3D Systems Corp.*	1,335	20,652
ACI Worldwide, Inc.*	1,545	32,121
Acxiom Corp.*	1,016	21,783
Advanced Micro Devices, Inc.*	8,473	24,148

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

ANSYS, Inc.*	1,145	102,432
ARRIS International PLC*	2,335	53,518
Arrow Electronics, Inc.*	1,181	76,068
Atmel Corp.	5,465	44,376
Avnet, Inc.	1,697	75,177
Belden, Inc.	544	33,391
Broadridge Financial Solutions, Inc.	1,548	91,812
Cadence Design Systems, Inc.*	3,971	93,636
CDK Global, Inc.	2,030	94,497
Ciena Corp.*	1,676	31,878
Cognex Corp	1,106	43,079
CommVault Systems, Inc.*	547	23,614
Computer Sciences Corp.	1,788	61,489
comScore, Inc.*	612	18,384
Convergys Corp.	1,253	34,796
CoreLogic, Inc.*	1,146	39,766
Cree, Inc.*	1,307	38,034
Cypress Semiconductor Corp.	4,073	35,272
Diebold, Inc.	850	24,574
DST Systems, Inc.	411	46,348
Fair Isaac Corp.	409	43,391
Fairchild Semiconductor Int’l., Inc.*	1,475	29,500
FEI Company	531	47,264
Fortinet, Inc.*	1,844	56,482
Gartner, Inc.*	1,069	95,515
Global Payments, Inc.	1,676	109,443
Henry (Jack) & Associates, Inc.	1,028	86,938
Ingram Micro, Inc. Cl A	1,924	69,091
Integrated Device Technology, Inc.*	1,752	35,811
InterDigital, Inc.	454	25,265
Intersil Corp. Cl A	1,726	23,077
IPG Photonics Corp.*	474	45,542
j2 Global, Inc.	596	36,702
Jabil Circuit, Inc.	2,450	47,212
Keysight Technologies, Inc.*	2,214	61,416
Knowles Corp.*	1,138	14,999
Leidos Hldgs., Inc.	836	42,068
Lexmark International, Inc. Cl A	802	26,811
Manhattan Associates, Inc.*	953	54,197
MAXIMUS, Inc.	844	44,428
Mentor Graphics Corp.	1,298	26,388
Microsemi Corp.*	1,458	55,856
National Instruments Corp.	1,308	39,384
NCR Corp.*	1,601	47,918
NetScout Systems, Inc.*	1,266	29,080
NeuStar, Inc. Cl A*	688	16,925
Plantronics, Inc.	436	17,087
Polycom, Inc.*	1,739	19,390
PTC, Inc.*	1,497	49,641
Rackspace Hosting, Inc.*	1,403	30,291
Science Applications Int’l. Corp.	537	28,644
Silicon Laboratories, Inc.*	502	22,570
SunEdison, Inc.*	4,248	2,295
Synaptics, Inc.*	477	38,036
SYNNEX Corp.	376	34,814
Synopsys, Inc.*	1,971	95,475
Tech Data Corp.*	454	34,854
Teradyne, Inc.	2,661	57,451
Trimble Navigation Ltd.*	3,248	80,550
Tyler Technologies, Inc.*	427	54,916
Ultimate Software Group, Inc.*	374	72,369

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

VeriFone Systems, Inc.*	1,424	40,214
Vishay Intertechnology, Inc.	1,752	21,392
WEX, Inc.*	500	41,680
Zebra Technologies Corp. Cl A*	674	46,506

		3,159,723

MATERIALS (6.9%)
Albemarle Corp.	1,444	92,315
Allegheny Technologies, Inc.	1,388	22,624
AptarGroup, Inc.	814	63,826
Ashland, Inc.	811	89,178
Bemis Co., Inc.	1,224	63,379
Cabot Corp.	804	38,857
Carpenter Technology Corp.	604	20,675
Commercial Metals Co.	1,542	26,168
Compass Minerals Int’l., Inc.	436	30,895
Domtar Corp.	804	32,562
Eagle Materials, Inc.	637	44,660
Greif, Inc. Cl A	330	10,808
Louisiana-Pacific Corp.*	1,864	31,912
Minerals Technologies, Inc.	450	25,583
NewMarket Corp.	129	51,118
Olin Corp.	2,128	36,963
Packaging Corp. of America	1,204	72,722
PolyOne Corp.	1,105	33,426
Reliance Steel & Aluminum Co.	944	65,315
Royal Gold, Inc.	835	42,827
RPM International, Inc.	1,687	79,846
Scotts Miracle-Gro Co. Cl A	583	42,425
Sensient Technologies Corp.	588	37,314
Silgan Hldgs., Inc.	523	27,808
Sonoco Products Co.	1,297	62,995
Steel Dynamics, Inc.	3,127	70,389
United States Steel Corp.	1,942	31,169
Valspar Corp.	766	81,977
Worthington Industries, Inc.	590	21,028

		1,350,764

TELECOMMUNICATION SERVICES (0.2%)
Telephone & Data Systems, Inc.	1,238	37,251

UTILITIES (5.8%)
Alliant Energy Corp.	1,488	110,529
Aqua America, Inc.	2,315	73,663
Atmos Energy Corp.	1,339	99,434
Black Hills Corp.	672	40,407
Cleco Corp.	787	43,450
Great Plains Energy, Inc.	2,029	65,435
Hawaiian Electric Industries, Inc.	1,418	45,943
Idacorp, Inc.	656	48,931
MDU Resources Group, Inc.	2,542	49,467
National Fuel Gas Co.	1,110	55,556
OGE Energy Corp.	2,615	74,867
ONE Gas, Inc.	689	42,098
PNM Resources, Inc.	1,045	35,237
Questar Corp.	2,269	56,271
Talen Energy Corp.*	814	7,326
UGI Corp.	2,251	90,693
Vectren Corp.	1,083	54,756
Westar Energy, Inc.	1,873	92,920
WGL Hldgs., Inc.	653	47,258

		1,134,241

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $16,884,338) 99.9%	19,524,835

TOTAL INVESTMENTS (Cost: $16,884,338) 99.9%	19,524,835

OTHER NET ASSETS 0.1%	26,058

NET ASSETS 100.0%	$19,550,893

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (10.7%)
Bassett Furniture Industries, Inc.	4,302	137,062
Carmike Cinemas, Inc.*	1,691	50,798
CST Brands, Inc.	1,831	70,109
Diamond Resorts Int’l., Inc.*	10,229	248,562
FTD Companies, Inc.*	1,041	27,326
Houghton Mifflin Harcourt Co.*	7,518	149,909
Intrawest Resorts Hldgs., Inc.*	3,945	33,730
Ruby Tuesday, Inc.*	8,593	46,230
Select Comfort Corp.*	3,506	67,981
Stage Stores, Inc.	2,362	19,038
Unifi, Inc.*	2,333	53,449
Vista Outdoor, Inc.*	1,129	58,606

		962,800

CONSUMER STAPLES (2.6%)
Crimson Wine Group Ltd.*	10,841	90,848
Farmer Brothers Co.*	2,421	67,473
Vector Group Ltd.	3,252	74,276

		232,597

ENERGY (3.9%)
Abraxas Petroleum Corp.*	10,356	10,460
Atwood Oceanics, Inc.	1,750	16,048
C&J Energy Services Ltd.*	2,245	3,165
Carrizo Oil and Gas, Inc.*	1,457	45,050
CrossAmerica Partners LP	1,441	35,060
Matrix Service Co.*	1,035	18,320
PBF Energy, Inc.	3,814	126,625
PDC Energy, Inc.*	1,160	68,962
Range Resources Corp.	940	30,437

		354,127

FINANCIALS (39.6%)
Agree Realty Corp.	680	26,160
Alexander’s, Inc.	91	34,630
Allied World Assurance Co. Hldgs., AG	1,370	47,868
American Equity Investment Life Hldg. Co.	3,238	54,398
Ashford Hospitality Prime, Inc.	1,026	11,972
Ashford Hospitality Trust, Inc.	2,553	16,288
Aspen Insurance Hldgs. Ltd.	1,786	85,192
BancFirst Corp.	1,297	73,968
Bank of Marin Bancorp	1,054	51,878
Banner Corp.	2,114	88,873
Brookline Bancorp, Inc.	8,007	88,157
Bryn Mawr Bank Corp.	2,343	60,285
Charter Financial Corp.	3,866	52,191
Chatham Lodging Trust	3,260	69,862
Chesapeake Lodging Trust	3,104	82,132
Colony Capital, Inc. Cl A	4,037	67,700
Columbia Banking System, Inc.	851	25,462
Customers Bancorp, Inc.*	3,325	78,570
Dime Community Bancshares	3,750	66,075
Eagle Bancorp, Inc.*	1,259	60,432
Easterly Acquisition Corp.*	6,750	66,623
Easterly Government Pptys.	4,660	86,303
EastGroup Properties, Inc.	533	32,177
Ellington Financial LLC	6,953	121,121
Enterprise Financial Svcs. Corp.	2,449	66,221
Equity Lifestyle Properties, Inc.	1,365	99,276
FBR & Co.	1,007	18,217

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

FelCor Lodging Trust, Inc.	12,656	102,767
First Connecticut Bancorp, Inc.	1,304	20,812
First Interstate BancSytem, Inc.	2,565	72,153
Flushing Financial Corp.	2,262	48,904
Forest City Realty Trust, Inc. Cl A	5,710	120,424
Glacier Bancorp, Inc.	2,626	66,753
Hanmi Financial Corp.	1,692	37,258
Highwoods Properties, Inc.	2,467	117,947
Investors Bancorp, Inc.	7,741	90,105
iShares Russell 2000 Value ETF	970	90,414
Janus Capital Group, Inc.	3,394	49,654
Marlin Business Svcs. Corp.	2,852	40,812
MB Financial, Inc.	1,621	52,601
Northfield Bancorp, Inc.	5,863	96,388
Pace Hldgs. Corp.*	6,530	65,235
Parkway Properties, Inc.	2,916	45,665
Pennsylvania REIT	3,533	77,196
PrivateBancorp, Inc.	2,578	99,511
Prosperity Bancshares, Inc.	960	44,534
Selective Insurance Group, Inc.	2,010	73,586
Sovran Self Storage, Inc.	474	55,908
Stock Yards Bancorp, Inc.	3,018	116,284
SVB Financial Group*	1,337	136,441
Terreno Realty Corp.	2,360	55,342
The GEO Group, Inc.	1,737	60,222
Trico Bancshares	942	23,851
UMB Financial Corp.	808	41,717
Urstadt Biddle Pptys., Inc. Cl A	1,907	39,952

		3,574,467

HEALTH CARE (4.7%)
Albany Molecular Research, Inc.*	1,827	27,935
Amsurg Corp.*	1,002	74,749
Civitas Solutions, Inc.*	981	17,099
Emergent Biosolutions, Inc.*	766	27,844
Ensign Group, Inc.	1,080	24,451
Harvard Bioscience, Inc.*	7,556	22,819
Kindred Healthcare, Inc.	2,137	26,392
Pacific Biosciences of CA, Inc.*	5,480	46,580
QLT, Inc.*	10,182	20,262
Supernus Pharmaceuticals, Inc.*	5,817	88,709
Universal American Corp.	1,906	13,609
Wright Medical Group NV*	1,833	30,428

		420,877

INDUSTRIALS (12.5%)
Alaska Air Group, Inc.	1,621	132,954
AZZ, Inc.	2,477	140,198
Deluxe Corp.	1,472	91,985
Encore Wire Corp.	2,280	88,760
Miller Industries, Inc.	5,582	113,203
Mueller Industries, Inc.	7,441	218,914
Old Dominion Freight Line, Inc.*	1,430	99,557
Orbital ATK, Inc.	1,623	141,104
Steelcase, Inc.	3,303	49,281
VSE Corp.	769	52,207

		1,128,163

INFORMATION TECHNOLOGY (9.0%)
Aerohive Networks, Inc.*	5,628	28,084
Anixter International, Inc.*	661	34,445
CalAmp Corp.*	2,782	49,881
Cirrus Logic, Inc.*	743	27,053
Imation Corp.*	6,675	10,346
LogMeIn, Inc.*	712	35,928

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

MaxLinear, Inc. Cl A*	2,426	44,881
MKS Instruments, Inc.	1,710	64,382
Nanometrics, Inc.*	694	10,993
Nova Measuring Instruments Ltd.*	2,874	29,918
Perficient, Inc.*	2,362	51,303
Plexus Corp.*	892	35,252
Proofpoint, Inc.*	1,102	59,266
QLogic Corp.*	4,004	53,814
Richardson Electronics Ltd.	12,249	63,205
Rogers Corp.*	892	53,404
SYNNEX Corp.	845	78,239
Virtusa Corp.*	459	17,194
Xura, Inc.*	3,068	60,348

		807,936

MATERIALS (3.9%)
A. Schulman, Inc.	622	16,931
Boise Cascade Co.*	2,000	41,440
Ferro Corp.*	1,733	20,571
Kaiser Aluminum Corp.	2,110	178,379
Kraton Performance Polymers, Inc.*	3,468	59,996
Schnitzer Steel Industries, Inc. Cl A	1,240	22,866
Silgan Hldgs., Inc.	231	12,282

		352,465

TELECOMMUNICATION SERVICES (1.4%)
Consolidated Comms. Hldgs., Inc.	1,931	49,743
ORBCOMM, Inc.*	7,367	74,628

		124,371

UTILITIES (7.0%)
Avista Corp.	2,473	100,849
Black Hills Corp.	1,380	82,979
Idacorp, Inc.	1,543	115,092
Northwest Natural Gas Co.	1,263	68,013
NorthWestern Corp.	1,131	69,839
PNM Resources, Inc.	2,828	95,360
Portland General Electric Co.	1,790	70,687
The Laclede Group, Inc.	380	25,745

		628,564

TOTAL COMMON STOCKS (Cost: $7,605,594) 95.3%		8,586,367

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.2%)
U.S. Treasury Bill	A-1+	0.31	05/26/16	200,000	199,904

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $199,904) 2.2%					199,904

TOTAL INVESTMENTS (Cost: $7,805,498) 97.5%					8,786,271

OTHER NET ASSETS 2.5%					227,390

NET ASSETS 100.0%					$9,013,661

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (14.4%)
CST Brands, Inc.	2,455	94,002
Diamond Resorts Int’l., Inc.*	2,781	67,578
DreamWorks Animation SKG Cl A*	1,205	30,065
Drew Industries, Inc.	770	49,634
Five Below, Inc.*	1,323	54,693
Gentherm, Inc.*	695	28,905
Haverty Furniture Cos., Inc.	3,320	70,251
Houghton Mifflin Harcourt Co.*	2,293	45,722
HSN, Inc.	1,122	58,692
Intrawest Resorts Hldgs., Inc.*	4,115	35,183
Panera Bread Co. Cl A*	280	57,352
Performance Sports Group Ltd.*	1,948	6,195
Popeyes Louisiana Kitchen, Inc.*	784	40,815
Red Robin Gourmet Burgers, Inc.*	1,249	80,523
Select Comfort Corp.*	3,457	67,031
Steve Madden Ltd.*	1,571	58,190
Vista Outdoor, Inc.*	846	43,916

		888,747

CONSUMER STAPLES (3.8%)
Casey’s General Stores, Inc.	371	42,042
Vector Group Ltd.	2,189	49,997
Village Super Market, Inc. Cl A	1,775	42,884
WD-40 Co.	913	98,613

		233,536

ENERGY (1.2%)
Gulfport Energy Corp.*	1,062	30,097
Matador Resources Co.*	2,275	43,134

		73,231

FINANCIALS (8.2%)
Bank of the Ozarks, Inc.	703	29,505
CubeSmart	2,007	66,833
Easterly Government Pptys.	2,119	39,244
FBL Financial Group, Inc. Cl A	839	51,615
Heritage Financial Corp.	2,152	37,811
Investors Bancorp, Inc.	5,585	65,009
iShares Russell 2000 Growth ETF	135	17,912
Pinnacle Financial Partners, Inc.	925	45,381
QTS Realty Trust, Inc.	1,387	65,716
Safety Insurance Group, Inc.	1,016	57,973
Starwood Property Trust, Inc.	1,426	26,994

		503,993

HEALTH CARE (20.9%)
Abiomed, Inc.*	570	54,042
Acadia Healthcare Co., Inc.*	1,076	59,298
ACADIA Pharmaceuticals, Inc.*	1,149	32,126
Acceleron Pharma, Inc.*	637	16,810
Acorda Therapeutics, Inc.*	959	25,366
Agios Pharmaceuticals, Inc.*	244	9,906
Alnylam Pharmaceuticals, Inc.*	235	14,751
Anacor Pharmaceuticals, Inc.*	382	20,418
Ani Pharmaceuticals, Inc.*	453	15,248
Anika Therapeutics, Inc.*	1,025	45,838
BioSpecifics Technologies Corp.*	808	28,135
Catalent, Inc.*	1,029	27,443
Cempra, Inc.*	495	8,672
Cepheid, Inc.*	805	26,855
DexCom, Inc.*	521	35,381
Dynavax Technologies Corp.*	325	6,253

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

Emergent Biosolutions, Inc.*	2,224	80,842
Ensign Group, Inc.	2,254	51,031
Insulet Corp.*	848	28,120
Intersect ENT, Inc.*	1,364	25,916
Karyopharm Therapeutics, Inc.*	1,296	11,560
Kite Pharma, Inc.*	234	10,743
Lannett Co., Inc.*	926	16,603
Medicines Co.*	667	21,191
Neogen Corp.*	655	32,979
Neurocrine Biosciences, Inc.*	1,060	41,923
NuVasive, Inc.*	553	26,903
Omeros Corp.*	1,715	26,308
Omnicell, Inc.*	2,267	63,181
Pacific Biosciences of CA, Inc.*	1,792	15,232
Pacira Pharmaceuticals, Inc.*	342	18,119
PAREXEL International Corp.*	723	45,354
Radius Health, Inc.*	536	16,852
Sarepta Therapeutics, Inc.*	851	16,612
Sorrento Therapeutics, Inc.*	2,262	12,170
STERIS PLC	654	46,467
Supernus Pharmaceuticals, Inc.*	2,961	45,155
TESARO, Inc.*	586	25,802
Ultragenyx Pharmaceutical, Inc.*	484	30,642
WellCare Health Plans, Inc.*	909	84,310
West Pharmaceutical Svcs, Inc.	575	39,859
Wright Medical Group NV*	1,906	31,640

		1,292,056

INDUSTRIALS (14.0%)
Allegiant Travel Co.	376	66,951
Astronics Corp.*	4,503	171,786
AZZ, Inc.	1,435	81,221
CEB, Inc.	290	18,772
Covenant Transportation Group Cl A*	2,556	61,830
EnPro Industries, Inc.	1,114	64,256
Forward Air Corp.	340	15,409
Generac Hldgs., Inc.*	943	35,117
Healthcare Svcs. Group, Inc.	1,848	68,025
Mueller Water Products, Inc. Cl A	6,143	60,693
Sun Hydraulics Corp.	1,663	55,195
Teledyne Technologies, Inc.*	582	51,297
The Advisory Board Co.*	1,045	33,701
Trex Co., Inc.*	1,688	80,906

		865,159

INFORMATION TECHNOLOGY (23.6%)
Ambarella, Inc.*	1,392	62,222
Apigee Corp.*	4,600	38,226
ARRIS International PLC*	1,530	35,068
Blackhawk Network Hldgs., Inc.*	1,045	35,844
CalAmp Corp.*	2,519	45,166
Callidus Software, Inc.*	735	12,260
Cavium, Inc.*	1,039	63,545
Cimpress NV*	280	25,393
Cognex Corp	506	19,709
comScore, Inc.*	336	10,093
Cornerstone OnDemand, Inc.*	1,020	33,425
DTS, Inc.*	1,224	26,659
EPAM Systems, Inc.*	366	27,329
Euronet Worldwide, Inc.*	535	39,649
FARO Technologies, Inc.*	1,949	62,777
Globant SA*	1,789	55,209
Guidewire Software, Inc.*	498	27,131

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

Heartland Payment Systems, Inc.	304	29,357
Imperva, Inc.*	517	26,109
j2 Global, Inc.	587	36,147
LogMeIn, Inc.*	1,177	59,391
Manhattan Associates, Inc.*	647	36,795
MAXIMUS, Inc.	838	44,112
MaxLinear, Inc. Cl A*	3,677	68,025
Monolithic Power Systems, Inc.	1,111	70,704
New Relic, Inc.*	877	22,872
Paycom Software, Inc.*	674	23,994
Perficient, Inc.*	1,888	41,007
Proofpoint, Inc.*	1,417	76,206
Qlik Technologies, Inc.*	1,573	45,491
Rapid7, Inc.*	825	10,783
Rogers Corp.*	678	40,592
Rubicon Project, Inc.*	1,039	18,993
Ruckus Wireless, Inc.*	4,142	40,633
Science Applications Int’l. Corp.	616	32,857
Synaptics, Inc.*	225	17,942
Tyler Technologies, Inc.*	432	55,560
Verint Systems, Inc.*	661	22,064
Virtusa Corp.*	545	20,416

		1,459,755

MATERIALS (4.4%)
A. Schulman, Inc.	1,523	41,456
Berry Plastics Group, Inc.*	1,300	46,995
Calgon Carbon Corp.	2,484	34,826
Ferro Corp.*	4,075	48,370
Olin Corp.	1,480	25,708
PolyOne Corp.	2,542	76,896

		274,251

TELECOMMUNICATION SERVICES (3.0%)
inContact, Inc.*	6,496	57,749
ORBCOMM, Inc.*	5,143	52,099
Shenandoah Telecommunications Co.	2,857	76,425

		186,273

UTILITIES (2.0%)
Chesapeake Utilities Corp.	546	34,382
Northwest Natural Gas Co.	1,606	86,483

		120,865

TOTAL COMMON STOCKS (Cost: $5,569,375) 95.5%		5,897,866

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.6%)
U.S. Treasury Bill	A-1+	0.31	05/26/16	100,000	99,953

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $99,953) 1.6%					99,953

TOTAL INVESTMENTS (Cost: $5,669,328) 97.1%					5,997,819

OTHER NET ASSETS 2.9%					177,598

NET ASSETS 100.0%					$6,175,417

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (12.2%)
U.S. Treasury Bond	AA+	2.88	05/15/43	200,000	210,742
U.S. Treasury Note	AA+	1.63	02/15/26	300,000	295,641
U.S. Treasury Note	AA+	2.13	05/15/25	150,000	154,635
U.S. Treasury Strip	AA+	0.00	08/15/28	835,000	639,349
U.S. Treasury Strip	AA+	0.00	08/15/29	1,045,000	778,202

					2,078,569

U.S. GOVERNMENT AGENCIES (28.5%)
MORTGAGE-BACKED OBLIGATIONS (27.4%)
FHARM	AA+	2.36	02/01/36	5,417	5,733
FHARM	AA+	2.40	04/01/37	6,313	6,645
FHARM	AA+	2.42	04/01/37	3,850	4,088
FHARM	AA+	2.43	05/01/37	5,271	5,516
FHARM	AA+	4.54	09/01/39	8,052	8,528
FHARM	AA+	5.81	03/01/37	1,842	1,936
FHLMC	AA+	2.50	09/01/27	64,321	66,352
FHLMC	AA+	3.00	06/01/27	36,560	38,366
FHLMC	AA+	3.00	08/01/27	39,314	41,257
FHLMC	AA+	3.00	11/01/42	55,639	57,146
FHLMC	AA+	3.00	04/01/43	63,615	65,188
FHLMC	AA+	3.50	05/01/42	101,732	106,612
FHLMC	AA+	3.50	01/01/43	81,343	85,245
FHLMC	AA+	3.50	04/01/43	123,416	129,487
FHLMC	AA+	3.50	07/01/45	93,508	98,475
FHLMC	AA+	4.00	02/01/25	9,275	9,804
FHLMC	AA+	4.00	03/01/41	42,192	45,052
FHLMC	AA+	4.00	07/01/41	50,030	54,033
FHLMC	AA+	4.00	11/01/42	46,694	50,223
FHLMC	AA+	4.00	01/01/44	123,495	132,608
FHLMC	AA+	4.00	06/01/45	83,752	89,954
FHLMC	AA+	4.50	03/01/34	22,394	24,409
FHLMC	AA+	4.50	08/01/34	9,045	9,847
FHLMC	AA+	4.50	02/01/44	55,779	60,900
FHLMC	AA+	5.00	02/01/26	4,194	4,604
FHLMC	AA+	5.50	03/01/21	5,240	5,616
FHLMC	AA+	5.50	07/01/32	7,525	8,427
FHLMC	AA+	5.50	05/01/33	5,939	6,591
FHLMC	AA+	5.50	06/01/37	23,714	26,765
FHLMC	AA+	6.00	07/15/29	5,775	6,624
FHLMC	AA+	6.00	03/15/32	6,143	6,854
FHLMC Strip	AA+	3.00	01/15/43	82,801	83,855
FNMA	AA+	2.41	05/01/43	84,038	86,229
FNMA	AA+	3.00	09/01/29	70,513	73,999
FNMA	AA+	3.00	09/01/33	99,260	103,635
FNMA	AA+	3.00	12/01/42	78,105	79,091
FNMA	AA+	3.00	02/01/43	45,171	46,370
FNMA	AA+	3.00	03/01/43	38,193	39,319
FNMA	AA+	3.00	09/01/43	127,238	130,788
FNMA	AA+	3.50	03/25/28	61,962	65,911
FNMA	AA+	3.50	03/01/32	65,334	69,147
FNMA	AA+	3.50	09/01/32	89,982	95,245
FNMA	AA+	3.50	08/01/38	60,675	63,992
FNMA	AA+	3.50	10/01/41	49,677	53,109
FNMA	AA+	3.50	12/01/41	66,000	70,747
FNMA	AA+	3.50	04/01/42	77,747	83,608
FNMA	AA+	3.50	08/01/42	70,302	73,744
FNMA	AA+	3.50	10/01/42	67,073	70,487
FNMA	AA+	3.50	01/01/44	25,124	25,949
FNMA	AA+	3.50	04/01/45	184,817	194,944
FNMA	AA+	4.00	05/01/19	5,312	5,532
FNMA	AA+	4.00	07/25/26	86,804	96,929
FNMA	AA+	4.00	01/01/31	102,715	110,634
FNMA	AA+	4.00	11/01/40	48,508	51,980
FNMA	AA+	4.00	05/01/41	47,910	51,993
FNMA	AA+	4.00	11/01/45	99,411	106,780
FNMA	AA+	4.50	05/01/18	1,439	1,488

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

FNMA	AA+	4.50	05/01/19	2,424	2,514
FNMA	AA+	4.50	05/01/30	17,277	18,787
FNMA	AA+	4.50	04/01/31	22,751	24,893
FNMA	AA+	4.50	08/01/33	5,383	5,873
FNMA	AA+	4.50	08/01/33	6,902	7,506
FNMA	AA+	4.50	09/01/33	21,597	23,578
FNMA	AA+	4.50	05/01/34	4,573	4,999
FNMA	AA+	4.50	06/01/34	7,216	7,887
FNMA	AA+	4.50	08/01/35	13,072	14,297
FNMA	AA+	4.50	12/01/35	11,323	12,371
FNMA	AA+	4.50	05/01/39	28,507	31,039
FNMA	AA+	4.50	05/01/39	16,858	18,582
FNMA	AA+	4.50	05/01/40	22,527	24,621
FNMA	AA+	5.00	04/01/18	2,884	2,985
FNMA	AA+	5.00	09/01/18	2,547	2,644
FNMA	AA+	5.00	10/01/20	5,050	5,335
FNMA	AA+	5.00	06/01/33	14,814	16,465
FNMA	AA+	5.00	09/01/33	12,288	13,656
FNMA	AA+	5.00	10/01/33	15,335	17,178
FNMA	AA+	5.00	11/01/33	22,284	24,759
FNMA	AA+	5.00	03/01/34	3,883	4,315
FNMA	AA+	5.00	04/01/34	2,822	3,134
FNMA	AA+	5.00	04/01/34	6,885	7,711
FNMA	AA+	5.00	04/01/35	9,004	10,083
FNMA	AA+	5.00	06/01/35	5,150	5,711
FNMA	AA+	5.00	09/01/35	7,164	7,940
FNMA	AA+	5.00	11/25/35	21,655	24,008
FNMA	AA+	5.00	10/01/36	8,176	9,059
FNMA	AA+	5.00	05/01/39	22,785	25,177
FNMA	AA+	5.00	06/01/40	18,850	20,956
FNMA	AA+	5.50	04/01/17	75	76
FNMA	AA+	5.50	05/01/17	27	27
FNMA	AA+	5.50	06/01/17	276	276
FNMA	AA+	5.50	09/01/19	1,824	1,913
FNMA	AA+	5.50	08/01/25	6,582	7,436
FNMA	AA+	5.50	01/01/27	2,867	3,213
FNMA	AA+	5.50	09/01/33	6,376	7,289
FNMA	AA+	5.50	10/01/33	18,555	21,212
FNMA	AA+	5.50	03/01/34	6,010	6,883
FNMA	AA+	5.50	03/01/34	1,432	1,615
FNMA	AA+	5.50	07/01/34	5,467	6,183
FNMA	AA+	5.50	09/01/34	2,924	3,299
FNMA	AA+	5.50	09/01/34	21,530	24,485
FNMA	AA+	5.50	09/01/34	19,388	21,874
FNMA	AA+	5.50	10/01/34	4,180	4,729
FNMA	AA+	5.50	02/01/35	5,549	6,284
FNMA	AA+	5.50	02/01/35	8,911	10,132
FNMA	AA+	5.50	04/01/35	10,039	11,355
FNMA	AA+	5.50	08/01/35	11,838	13,404
FNMA	AA+	5.50	11/01/35	8,515	9,557
FNMA	AA+	5.50	06/01/37	10,579	12,002
FNMA	AA+	5.50	11/01/38	3,042	3,243
FNMA	AA+	5.50	06/01/48	5,035	5,477
FNMA	AA+	6.00	04/01/23	5,618	6,402
FNMA	AA+	6.00	01/01/25	14,591	16,627
FNMA	AA+	6.00	03/01/28	6,733	7,672
FNMA	AA+	6.00	04/01/32	1,113	1,274
FNMA	AA+	6.00	05/01/32	1,278	1,474
FNMA	AA+	6.00	05/01/33	16,367	18,716
FNMA	AA+	6.00	09/01/34	8,905	10,320
FNMA	AA+	6.00	10/01/34	13,796	15,721
FNMA	AA+	6.00	11/01/34	2,463	2,806
FNMA	AA+	6.00	12/01/36	6,929	7,981
FNMA	AA+	6.00	01/01/37	7,365	8,470
FNMA	AA+	6.00	05/01/37	2,196	2,436
FNMA	AA+	6.00	07/01/37	3,611	4,123
FNMA	AA+	6.00	08/01/37	4,960	5,656
FNMA	AA+	6.00	12/01/37	1,048	1,194
FNMA	AA+	6.00	10/25/44	15,572	18,407

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

FNMA	AA+	6.00	02/25/47	14,184	16,112
FNMA	AA+	6.00	12/25/49	12,438	14,350
FNMA	AA+	6.50	09/01/16	12	12
FNMA	AA+	6.50	03/01/17	122	123
FNMA	AA+	6.50	05/01/17	44	44
FNMA	AA+	6.50	06/01/17	717	729
FNMA	AA+	6.50	05/01/32	1,672	1,913
FNMA	AA+	6.50	05/01/32	807	923
FNMA	AA+	6.50	07/01/32	856	979
FNMA	AA+	6.50	07/01/34	6,821	7,824
FNMA	AA+	6.50	09/01/34	4,915	5,621
FNMA	AA+	6.50	09/01/36	2,506	2,817
FNMA	AA+	6.50	05/01/37	9,422	11,010
FNMA	AA+	6.50	09/01/37	2,932	3,354
FNMA	AA+	6.50	05/01/38	2,881	3,295
FNMA	AA+	7.00	09/01/31	1,009	1,147
FNMA	AA+	7.00	04/01/32	1,719	1,870
FNMA	AA+	7.00	01/25/44	21,378	24,547
FNMA	AA+	7.50	06/01/31	378	452
FNMA	AA+	7.50	02/01/32	1,323	1,598
FNMA	AA+	7.50	06/01/32	358	407
FNMA	AA+	8.00	04/01/32	111	119
FNMA Strip	AA+	3.00	08/25/42	74,839	76,601
GNMA (2)	AA+	3.50	09/20/33	6,232	6,294
GNMA (2)	AA+	4.00	08/15/41	52,380	56,569
GNMA (2)	AA+	4.00	11/15/41	20,984	22,889
GNMA (2)	AA+	4.00	01/15/42	58,179	62,601
GNMA (2)	AA+	4.00	03/20/42	40,779	43,882
GNMA (2)	AA+	4.50	04/20/31	23,976	26,014
GNMA (2)	AA+	4.50	10/15/40	42,579	47,523
GNMA (2)	AA+	4.50	06/20/41	31,261	33,610
GNMA (2)	AA+	4.50	10/20/43	50,022	54,435
GNMA (2)	AA+	5.00	10/15/24	52,083	58,315
GNMA (2)	AA+	5.00	06/20/39	47,398	52,442
GNMA (2)	AA+	5.00	11/15/39	25,510	28,322
GNMA (2)	AA+	5.00	06/20/40	24,947	27,175
GNMA (2)	AA+	5.50	01/15/36	16,653	18,739
GNMA (2)	AA+	6.50	04/15/31	219	250
GNMA (2)	AA+	6.50	10/15/31	816	947
GNMA (2)	AA+	6.50	12/15/31	125	143
GNMA (2)	AA+	6.50	05/15/32	437	500
GNMA (2)	AA+	7.00	05/15/31	733	902
GNMA (2)	AA+	7.00	05/15/32	50	52
GNMA (2)	AA+	7.00	10/20/38	556	617
Vendee Mortgage Trust (2)	AA+	5.25	01/15/32	30,999	34,371

					4,660,135

NON-MORTGAGE-BACKED OBLIGATIONS (1.1%)
FHLMC	AA+	0.00	11/29/19	200,000	189,486

CORPORATE DEBT (57.8%)
CONSUMER DISCRETIONARY (9.5%)
Advance Auto Parts, Inc.	BBB-	4.50	01/15/22	80,000	84,726
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	75,000	81,818
AutoZone, Inc.	BBB	4.00	11/15/20	50,000	53,334
Brinker International, Inc.	BBB-	3.88	05/15/23	10,000	9,820
Dollar General Corp.	BBB	3.25	04/15/23	85,000	85,788
Expedia, Inc.	BBB-	5.95	08/15/20	65,000	72,487
Family Dollar Stores, Inc.	BBB	5.00	02/01/21	85,000	89,497
Harman Int’l. Industries, Inc.	BBB-	4.15	05/15/25	75,000	74,071
Hyatt Hotels Corp.	BBB	5.38	08/15/21	65,000	72,103
Kohl’s Corp.	BBB	3.25	02/01/23	30,000	28,620
Kohl’s Corp.	BBB	4.00	11/01/21	50,000	52,298
Lowe’s Cos., Inc.	A-	3.12	04/15/22	75,000	79,564
Marriott International, Inc.	BBB	3.00	03/01/19	85,000	86,824
Newell Rubbermaid, Inc.	BBB-	4.70	08/15/20	75,000	80,455
NVR, Inc.	BBB+	3.95	09/15/22	85,000	88,400
O’Reilly Automotive, Inc.	BBB+	3.80	09/01/22	75,000	78,259
Omnicom Group, Inc.	BBB+	3.63	05/01/22	10,000	10,497
Omnicom Group, Inc.	BBB+	4.45	08/15/20	75,000	81,850

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

Staples, Inc.	BBB-	4.38	01/12/23	85,000	85,196
Tupperware Brands Corp.	BBB-	4.75	06/01/21	100,000	103,802
Viacom, Inc.	BBB-	3.25	03/15/23	50,000	48,379
Wyndham Worldwide Corp.	BBB-	3.90	03/01/23	85,000	86,045
Wynn Las Vegas LLC	BB+	5.38	03/15/22	85,000	85,717

					1,619,550

CONSUMER STAPLES (3.9%)
Avon Products, Inc.	B	4.20	07/15/18	75,000	65,063
Church & Dwight Co., Inc.	BBB+	2.88	10/01/22	50,000	50,568
CVS Health Corp.	BBB+	6.13	08/15/16	50,000	50,963
Edgewell Personal Care Co.	BB+	4.70	05/19/21	75,000	79,557
Ingredion, Inc.	BBB	4.63	11/01/20	65,000	70,053
Kroger Co.	BBB	2.95	11/01/21	30,000	31,266
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	95,000	97,946
Sysco Corp.	BBB+	2.60	06/12/22	55,000	55,309
Sysco Corp.	BBB+	3.75	10/01/25	50,000	52,586
Whole Foods Market, Inc.†	BBB-	5.20	12/03/25	100,000	104,791

					658,102

ENERGY (3.6%)
Cameron International Corp.	BBB+	4.50	06/01/21	75,000	80,108
Energen Corp.	BB	4.63	09/01/21	85,000	74,375
EQT Corp.	BBB	4.88	11/15/21	85,000	81,344
FMC Technologies, Inc.	BBB	2.00	10/01/17	85,000	82,649
Marathon Petroleum Corp.	BBB	5.13	03/01/21	65,000	67,619
Murphy Oil Corp.	BBB-	2.50	12/01/17	65,000	60,939
Noble Corp.	BBB	7.50	03/15/19	50,000	42,750
Rowan Companies PLC	BBB-	4.88	06/01/22	85,000	60,473
Seacor Hldgs., Inc.	B+	7.38	10/01/19	50,000	44,500
Sunoco, Inc.	BBB-	5.75	01/15/17	20,000	20,158

					614,915

FINANCIALS (12.9%)
Aflac, Inc.	A-	4.00	02/15/22	80,000	85,999
Alleghany Corp.	BBB+	5.63	09/15/20	75,000	82,896
American Tower Corp.	BBB-	4.50	01/15/18	85,000	88,570
Barrick N.A. Finance LLC	BBB-	4.40	05/30/21	85,000	86,896
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	50,000	58,057
Block Financial LLC	BBB	5.25	10/01/25	50,000	52,679
Block Financial LLC	BBB	5.50	11/01/22	30,000	32,325
Boston Properties LP	A-	3.85	02/01/23	65,000	68,430
Capital One Financial Corp.	BBB	4.75	07/15/21	85,000	93,145
Erac USA Finance Co.†	BBB+	6.38	10/15/17	40,000	42,732
Fairfax Financial Hldgs.†	BBB-	5.80	05/15/21	20,000	21,516
First Republic Bank	A-	2.38	06/17/19	85,000	84,896
First Tennessee Bank	BBB-	2.95	12/01/19	75,000	75,176
Genworth Financial, Inc.	B	7.20	02/15/21	50,000	43,000
Goldman Sachs Group, Inc.	BBB+	3.63	01/22/23	25,000	25,786
Government Pptys. Income Trust	BBB-	3.75	08/15/19	20,000	20,454
Harley-Davidson Financial Svcs.†	A-	2.70	03/15/17	65,000	65,986
Hartford Financial Svcs.	BBB+	5.50	03/30/20	20,000	22,194
Healthcare Realty Trust	BBB-	3.75	04/15/23	85,000	83,584
Hospitality Properties Trust	BBB-	5.00	08/15/22	85,000	88,357
Jones Lang LaSalle, Inc.	BBB+	4.40	11/15/22	85,000	87,328
Lincoln National Corp.	A-	4.85	06/24/21	20,000	21,718
Markel Corp.	BBB+	5.35	06/01/21	40,000	44,684
Marsh & McLennan Cos., Inc.	A-	4.80	07/15/21	75,000	82,764
Moody’s Corp.	BBB+	4.50	09/01/22	50,000	54,343
Moody’s Corp.	BBB+	5.50	09/01/20	20,000	22,433
National Retail Pptys., Inc.	BBB+	3.30	04/15/23	30,000	29,728
National Retail Pptys., Inc.	BBB+	3.80	10/15/22	50,000	51,866
Pacific LifeCorp.†	BBB+	6.00	02/10/20	65,000	72,606
Penske Truck Leasing Co. LP†	BBB-	3.38	03/15/18	85,000	86,757
Protective Life Corp.	A-	7.38	10/15/19	65,000	75,582
Prudential Financial, Inc.	A	4.50	11/16/21	20,000	21,968
Raymond James Financial, Inc.	BBB	4.25	04/15/16	75,000	75,071
Reinsurance Grp. of America, Inc.	A-	5.00	06/01/21	75,000	81,501
Travelers Cos., Inc.	A	3.90	11/01/20	20,000	21,758
Ventas Realty LP/Capital Corp.	BBB+	4.75	06/01/21	65,000	71,487
Welltower, Inc.	BBB	3.75	03/15/23	10,000	9,989
Welltower, Inc.	BBB	6.13	04/15/20	50,000	56,376

					2,190,637

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

HEALTH CARE (6.6%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	85,000	94,228
Allergan, Inc.	BBB-	5.75	04/01/16	50,000	50,000
AmerisourceBergen Corp.	A-	4.88	11/15/19	40,000	43,928
Anthem, Inc.	A	4.35	08/15/20	50,000	53,805
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	85,000	92,896
Biogen Idec, Inc.	A-	6.88	03/01/18	50,000	54,757
Edwards Lifesciences Corp.	BBB-	2.88	10/15/18	85,000	87,046
Laboratory Corp. of America	BBB	3.75	08/23/22	85,000	87,757
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	80,000	84,744
Owens & Minor, Inc.	BBB	3.88	09/15/21	85,000	85,663
PerkinElmer, Inc.	BBB	5.00	11/15/21	85,000	92,359
Pfizer, Inc.	AA	6.05	03/30/17	75,000	78,837
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	85,000	92,419
Thermo Fisher Scientific, Inc.	BBB	4.50	03/01/21	85,000	91,812
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	25,000	25,371

					1,115,622

INDUSTRIALS (5.5%)
Crane Co.	BBB	2.75	12/15/18	90,000	91,710
Dun & Bradstreet Corp.	BBB-	3.25	12/01/17	85,000	85,474
Equifax, Inc.	BBB+	3.30	12/15/22	85,000	86,775
Flowserve Corp.	BBB	3.50	09/15/22	65,000	64,141
Harsco Corp.	BB-	5.75	05/15/18	85,000	69,700
Hunt (J.B.) Transport Svcs., Inc.	BBB+	3.30	08/15/22	75,000	76,451
Kennametal, Inc.	BBB	2.65	11/01/19	85,000	79,940
L-3 Communications Corp.	BBB-	4.75	07/15/20	75,000	78,487
Pentair PLC	BBB-	5.00	05/15/21	75,000	79,611
Pitney Bowes, Inc.	BBB	5.25	01/15/37	75,000	75,667
Southwest Airlines Co.	BBB	2.75	11/06/19	85,000	87,438
Textron, Inc.	BBB	4.63	09/21/16	50,000	50,748

					926,142

INFORMATION TECHNOLOGY (6.7%)
Adobe Systems, Inc.	A-	4.75	02/01/20	85,000	93,588
Applied Materials, Inc.	A-	3.90	10/01/25	100,000	106,085
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	85,000	89,051
Avnet, Inc.	BBB-	5.88	06/15/20	80,000	87,907
eBay, Inc.	BBB+	2.88	08/01/21	75,000	75,879
Fiserv, Inc.	BBB	4.75	06/15/21	85,000	92,158
Ingram Micro, Inc.	BBB-	5.00	08/10/22	25,000	24,989
Ingram Micro, Inc.	BBB-	5.25	09/01/17	55,000	57,346
Lam Research Corp.	BBB	2.75	03/15/20	75,000	73,727
Lexmark International, Inc.	BBB-	5.13	03/15/20	10,000	10,440
Lexmark International, Inc.	BBB-	6.65	06/01/18	75,000	79,157
Symantec Corp.	BBB-	4.20	09/15/20	85,000	87,908
Tech Data Corp.	BBB-	3.75	09/21/17	85,000	86,113
Total System Services, Inc.	BBB-	3.75	06/01/23	85,000	83,226
Western Union Co.	BBB	5.93	10/01/16	85,000	86,892

					1,134,466

MATERIALS (6.2%)
Albemarle Corp.	BBB-	4.50	12/15/20	85,000	87,953
Alcoa, Inc.	BBB-	6.75	07/15/18	85,000	91,375
Carpenter Technology Corp.	BBB	4.45	03/01/23	85,000	79,431
Domtar Corp.	BBB-	4.40	04/01/22	85,000	87,600
Eastman Chemical Co.	BBB	4.50	01/15/21	50,000	54,083
Freeport-McMoRan Copper & Gold	BB	3.55	03/01/22	85,000	59,288
Goldcorp, Inc.	BBB+	2.13	03/15/18	85,000	83,808
Kinross Gold Corp.	BB+	3.63	09/01/16	65,000	65,000
Kinross Gold Corp.	BB+	5.13	09/01/21	20,000	18,500
Methanex Corp.	BB+	3.25	12/15/19	85,000	79,095
Newmont Mining Corp.	BBB	3.50	03/15/22	85,000	84,436
Packaging Corp. of America	BBB	3.90	06/15/22	50,000	51,313
Packaging Corp. of America	BBB	4.50	11/01/23	30,000	31,458
Southern Copper Corp.	BBB	3.50	11/08/22	85,000	81,883
Teck Resources Ltd.	B+	4.75	01/15/22	75,000	51,750
Vulcan Materials Co.	BBB	7.00	06/15/18	40,000	43,900

					1,050,873

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

TELECOMMUNICATION SERVICES (0.7%)
AT&T, Inc.	BBB+	3.00	06/30/22	75,000	76,091
Verizon Communications, Inc.	BBB+	4.50	09/15/20	40,000	44,161

					120,252

UTILITIES (2.2%)
Constellation Energy	BBB-	5.15	12/01/20	50,000	55,397
Entergy Corp.	BBB-	5.13	09/15/20	85,000	93,242
Exelon Generation Co. LLC	BBB	4.25	06/15/22	30,000	31,456
National Fuel Gas Co.	BBB	4.90	12/01/21	75,000	73,118
SCANA Corp.	BBB	4.13	02/01/22	85,000	86,916
Talen Energy Supply LLC	B+	4.60	12/15/21	30,000	24,000

					364,129

TOTAL LONG-TERM DEBT SECURITIES (Cost: $16,327,735) 98.5%					16,722,878

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.6%)
U.S. Treasury Bill	A-1+	0.31	05/26/16	100,000	99,953

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $99,953) 0.6%					99,953

TOTAL INVESTMENTS (Cost: $16,427,688) 99.1%					16,822,831

OTHER NET ASSETS 0.9%					146,508

NET ASSETS 100.0%					$16,969,339

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (16.8%)
U.S. Treasury Bill	A-1+	0.28	08/11/16	3,400,000	3,396,323
U.S. Treasury Bill	A-1+	0.30	05/26/16	1,000,000	999,540
U.S. Treasury Bill	A-1+	0.32	04/28/16	1,000,000	999,759

					5,395,622

U.S. GOVERNMENT AGENCIES (16.6%)
FHLB	A-1+	0.31	04/08/16	1,050,000	1,049,937
FHLB	A-1+	0.31	04/13/16	1,500,000	1,499,845
FHLB	A-1+	0.32	04/13/16	1,060,000	1,059,887
FHLB	A-1+	0.33	04/15/16	1,200,000	1,199,846
FHLB	A-1+	0.33	04/22/16	500,000	499,904

					5,309,419

COMMERCIAL PAPER (66.5%)
Air Products & Chemicals†	A-1	0.40	04/18/16	1,100,000	1,099,792
Chevron Corp.†	A-1+	0.43	04/01/16	1,100,000	1,100,000
Coca-Cola Co.†	A-1+	0.42	05/16/16	450,000	449,764
Coca-Cola Co.†	A-1+	0.43	04/11/16	400,000	399,952
Disney (Walt) Co.†	A-1	0.42	04/15/16	1,100,000	1,099,820
Dover Corp.†	A-1	0.42	04/11/16	1,100,000	1,099,872
Emerson Electric Co.†	A-1	0.43	05/04/16	500,000	499,803
Emerson Electric Co.†	A-1	0.44	05/02/16	600,000	599,773
Exxon Mobil Corp.	A-1+	0.44	04/01/16	1,100,000	1,100,000
Grainger (W.W.) Inc.	A-1+	0.37	04/18/16	700,000	699,878
Grainger (W.W.) Inc.	A-1+	0.44	05/06/16	300,000	299,872
Hershey Co.†	A-1	0.37	04/11/16	550,000	549,943
Honeywell International†	A-1	0.41	05/06/16	550,000	549,781
Intercontinental Exchange, Inc.†	A-1	0.50	05/27/16	1,100,000	1,099,144
J.P. Morgan Securities LLC	A-1	0.52	05/20/16	250,000	249,823
National Rural Utilities	A-1	0.36	04/15/16	300,000	299,958
New Jersey Natural Gas	A-1	0.43	04/07/16	1,100,000	1,099,921
Novartis Finance Corp.†	A-1+	0.43	05/17/16	600,000	599,670
Novartis Finance Corp.†	A-1+	0.47	05/23/16	500,000	499,660
PepsiCo, Inc.†	A-1	0.40	04/12/16	1,100,000	1,099,865
Piedmont Natural Gas Co.†	A-1	0.55	04/05/16	1,150,000	1,149,930
Precision Castparts Corp.†	A-1+	0.40	05/02/16	600,000	599,793
San Diego Gas & Electric Co.†	A-1	0.40	04/06/16	1,100,000	1,099,939
Simon Ppty. Group LP†	A-1	0.47	05/23/16	450,000	449,694
Simon Ppty. Group LP†	A-1	0.50	04/08/16	600,000	599,942
Southern California Gas Co.†	A-1	0.35	04/01/16	1,000,000	1,000,000
Toyota Motor Credit Corp.	A-1+	0.44	05/31/16	500,000	499,633
Toyota Motor Credit Corp.	A-1+	0.45	05/24/16	600,000	599,602
Unilever Capital Corp.†	A-1	0.42	04/18/16	800,000	799,841

					21,294,665

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $31,999,832) 99.9%					31,999,706

TOTAL INVESTMENTS (Cost: $31,999,832) 99.9%					31,999,706

OTHER NET ASSETS 0.1%					39,925

NET ASSETS 100.0%					$32,039,631

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2016 (Unaudited)

Abbreviations:	FHARM = Federal Home Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation (unaudited).

† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

	Aggregate	Percentage
	Market	of
Fund	Value	Net Assets

BOND FUND	$394,388	2.3%
MONEY MARKET FUND	$16,445,978	51.3%

(1)	This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of March 31, 2016, was as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value(a)	Unrealized Gain (Loss)	Face Value of Futures as a Percentage of Total Investments

EQUITY INDEX FUND	3	E-mini S&P 500 Stock Index	P	June 2016	$307,725	$3,604	0.9%
(a)	Includes the cumulative appreciation(depreciation) of futures contracts.

(2)	U.S. Government guaranteed security.

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities.
•	Level 2 – other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of March 31, 2016, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2. In addition, certain Rule 144A securities not actively traded were considered Level 3; however, there were no such securities as of March 31, 2016. Fair value inputs for all debt securities were considered Level 2. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of March 31, 2016:

Fund	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Investments at Fair Value:
(See Portfolios of Investments for More Details)
All America Fund
Common Stock - Indexed	$6,082,066	-	-	$6,082,066
Common Stock - Active	$3,911,440	-	-	$3,911,440
	$9,993,506	-	-	$9,993,506

Equity Index Fund
Common Stock	$32,738,055	-	-	$32,738,055
Short-Term Debt Securities	-	$99,953	-	$99,953
	$32,738,055	$99,953	-	$32,838,008

Mid-Cap Equity Index Fund
Common Stock	$19,524,835	-	-	$19,524,835

Small Cap Value Fund
Common Stock	$8,586,367	-	-	$8,586,367
Short-Term Debt Securities	-	$199,904	-	$199,904
	$8,586,367	$199,904	-	$8,786,271

Small Cap Growth Fund
Common Stock	$5,897,866	-	-	$5,897,866
Short-Term Debt Securities	-	$99,953	-	$99,953
	$5,897,866	$99,953	-	$5,997,819

Bond Fund
U.S. Government Debt	-	$2,078,569	-	$2,078,569
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$4,660,135	-	$4,660,135
U.S. Government Agency Non-Mortgage-Backed Obligations	-	$189,486	-	$189,486
Long-Term Corporate Debt	-	$9,794,688	-	$9,794,688
Short-Term Debt Securities	-	$99,953	-	$99,953
	-	$16,822,831	-	$16,822,831

Money Market Fund
U.S. Government Debt	-	$5,395,622	-	$5,395,622
U.S. Government Agency Short-Term Debt	-	$5,309,419	-	$5,309,419
Commercial Paper	-	$21,294,665	-	$21,294,665
	-	$31,999,706	-	$31,999,706
Other Financial Instruments:*
Equity Index Fund	$3,604	-	-	$3,604

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

During the three months ended March 31, 2016, there were no transfers of securities between Level 1, Level 2 or Level 3.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used to calculate fair value.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of equity securities is based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis.

Futures Contracts — The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed assets portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities.

Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding. The “Underlying Face Amount at Value” (appearing in the “Notes to the Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Tax Information - The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2016 for each of the Funds were as follows.

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Unrealized Appreciation	$2,522,777	$7,113,298	$3,931,173	$1,481,313
Unrealized Depreciation	(515,699)	(1,468,480)	(1,422,515)	(509,362)

Net	$2,007,078	$5,644,818	$2,508,658	$971,951

Tax Cost of Investments	$7,986,428	$27,193,190	$17,016,177	$7,814,320

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Unrealized Appreciation	$792,582	$593,207	$-
Unrealized Depreciation	(480,172)	(198,387)	(126)

Net	$312,410	$394,820	$(126)

Tax Cost of Investments	$5,685,409	$16,428,011	$31,999,832

Differences in basis between amounts reflected in the Portfolios of Investments in Securities and those computed for Federal income tax purposes arise from the Federal income tax treatment of wash sales and futures contracts.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Attached hereto.

Exhibit 99	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Institutional Funds, Inc.

By:	/s/ JAMES J. ROTH
James J. Roth
Chairman of the Board, President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date:	May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JAMES J. ROTH
James J. Roth
Chairman of the Board,
President and Chief Executive Officer of Mutual of America Institutional Funds, Inc.

Date:	May 27, 2016

By:	/s/ CHRIS W. FESTOG
Chris W. Festog
Executive Vice President, Chief Financial Officer and Treasurer of
Mutual of America Institutional Funds, Inc.

Date:	May 27, 2016